UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00810
                                                    --------------

                               Phoenix Series Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.                       John R. Flores, Esq.
Vice President, Chief Legal Officer, Counsel              Vice President
       and Secretary for Registrant                Litigation/Employment Counsel
      Phoenix Life Insurance Company              Phoenix Life Insurance Company
              One American Row                           One American Row
             Hartford, CT 06102                         Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                    Date of reporting period: April 30, 2005
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



        SEMIANNUAL REPORT

--------------------------------------------------------------------------------

        > APRIL 30, 2005



        Phoenix Balanced Fund

        Phoenix Core Bond Fund

        Phoenix-Engemann Capital Growth Fund

        Phoenix-Engemann Mid-Cap Growth Fund

        Phoenix-Goodwin High Yield Fund

        Phoenix-Goodwin Money Market Fund


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COMMITTED TO INVESTOR SUCCESS

    ------------------------------------------------------------------------
     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
    ------------------------------------------------------------------------














   This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for the Phoenix Balanced Fund, Phoenix Core Bond Fund, Phoenix-Engemann Capital Growth Fund, Phoenix-Engemann Mid-Cap Growth Fund, Phoenix-Goodwin High Yield Fund and Phoenix-Goodwin Money Market Fund for the six months ended April 30, 2005.
      As of this writing, the pace of the United States' economic growth is beginning to slow. While the economy grew at a healthy 4.4% rate last year, signs of deceleration were evident in the first quarter of 2005. It appears rising interest rates and energy prices are starting to weigh on consumer confidence. The equity market has given back much of its gains from the post-election rally of last fall. At the same time, concerns over rising inflation and record deficits are likely to keep upward pressure on interest rates for the near term.
      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your Phoenix Fund allocation may help in this effort.
      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixInvestments.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

MAY 2005


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ..................................................................... 3
Phoenix Balanced Fund ........................................................ 4
Phoenix Core Bond Fund .......................................................18
Phoenix-Engemann Capital Growth Fund .........................................27
Phoenix-Engemann Mid-Cap Growth Fund .........................................33
Phoenix-Goodwin High Yield Fund ..............................................41
Phoenix-Goodwin Money Market Fund ............................................52
Notes to Financial Statements ................................................58
Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements .....................................................64
Fund Management Tables                                                        67

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represent shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

CONSUMER PRICE INDEX (CPI)
Measures the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.













INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX BALANCED FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                Beginning           Ending        Expenses Paid
     Balanced Fund            Account Value      Account Value        During
        Class A             October 31, 2004    April 30, 2005       Period*
-----------------------     ----------------    --------------    -------------
Actual                         $1,000.00           $1,019.69          $5.35
Hypothetical (5% return
  before expenses)              1,000.00            1,019.44           5.36

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.07%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning           Ending        Expenses Paid
     Balanced Fund            Account Value      Account Value        During
        Class B             October 31, 2004    April 30, 2005       Period*
-----------------------     ----------------    --------------    -------------
Actual                         $1,000.00           $1,016.51          $9.09
Hypothetical (5% return
  before expenses)              1,000.00            1,015.67           9.12

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.82%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning           Ending        Expenses Paid
     Balanced Fund            Account Value      Account Value        During
        Class C             October 31, 2004    April 30, 2005       Period*
-----------------------     ----------------    --------------    -------------
Actual                         $1,000.00           $  999.31          $0.55
Hypothetical (5% return
  before expenses)              1,000.00            1,000.96           0.55

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.82%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix Balanced Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                        4/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Domestic Common Stocks          56%
Domestic Corporate Bonds        13
Agency Mortgage-Backed
  Securities                     8
Non-Agency Mortgage-Backed
  Securities                     7
Municipal Bonds                  4
Foreign Corporate Bonds          4
Foreign Government Securities    3
Other                            5


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

                                                              PAR
                                                             VALUE
                                                             (000)      VALUE
                                                            -------  -----------
U.S. GOVERNMENT SECURITIES--0.0%

U.S. TREASURY NOTES--0.0%
U.S. Treasury Note 4%, 2/15/15 ...........................  $   600  $   590,273
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $585,518)                                               590,273
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--7.5%
FHLMC 4.375%, 4/15/15 ....................................    1,900    1,894,313
FNMA 5%, 8/25/12 .........................................    3,039    3,053,520
FNMA 6%, '17-'34 .........................................   13,179   13,546,363
FNMA 5.50%, '17-'34 ......................................   30,247   30,600,844
FNMA 4.50%, 6/1/19 .......................................   10,671   10,568,052
FNMA 5%, 4/1/34 ..........................................    3,567    3,535,142
FNMA 5%, 5/1/34 ..........................................    7,437    7,369,798
FNMA 5%, 1/1/35 ..........................................    3,953    3,916,778
Final Maturity Amortizing Notes 05-2 1 4%, 2/25/10 .......    2,600    2,578,062
GNMA 6.50%, '23-'32 ......................................    9,537   10,033,886
GNMA 6%, 8/15/32 .........................................    1,342    1,385,268
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $87,244,448)                                         88,482,026
--------------------------------------------------------------------------------

MUNICIPAL BONDS--4.1%

CALIFORNIA--1.5%
Alameda Corridor Transportation Authority Revenue
Taxable Series C 6.50%, 10/1/19 (MBIA Insured) ...........    1,100    1,259,379


                                                              PAR
                                                             VALUE
                                                             (000)      VALUE
                                                            -------  -----------
CALIFORNIA--CONTINUED
Alameda Corridor Transportation Authority Revenue
Taxable Series C 6.60%, 10/1/29 (MBIA Insured) ...........  $ 2,750  $ 3,227,785

Alameda Corridor Transportation Authority Revenue
Taxable Series D 6.25%, 10/1/14 (MBIA Insured) ...........      500      556,345

Contra Costa County Pension Obligation Taxable
6.10%, 6/1/11 (FSA Insured) ..............................      500      540,985

Fresno County Pension Obligation Revenue Taxable
6.21%, 8/15/06 (FSA Insured) .............................    1,000    1,028,890

Long Beach Pension Obligation Revenue Taxable
6.87%, 9/1/06 (FSA Insured) ..............................      220      228,835

Marin County Taxable Pension General Obligation
4.79%, 8/1/15 (MBIA Insured) .............................    1,000    1,001,540

Pasadena Pension Funding Revenue Taxable Series A
6.95%, 5/15/07 (AMBAC Insured) ...........................    1,915    2,022,949

Pasadena Pension Funding Revenue Taxable Series A
7.05%, 5/15/09 (AMBAC Insured) ...........................    2,500    2,752,850

Pasadena Pension Funding Revenue Taxable Series A
7.15%, 5/15/11 (AMBAC Insured) ...........................      565      646,829

Sonoma County Pension Obligation Revenue Taxable
6.625%, 6/1/13 (FSA Insured) .............................    4,060    4,571,235
                                                                     -----------
                                                                      17,837,622
                                                                     -----------


                        See Notes to Financial Statements                      5

Phoenix Balanced Fund


                                                              PAR
                                                             VALUE
                                                             (000)      VALUE
                                                            -------  -----------
COLORADO--0.2%
Denver City and County School District No. 1 Pension
Certificates of Participation Taxable 6.76%, 12/15/07
(AMBAC Insured) ..........................................  $ 2,000  $ 2,131,500

CONNECTICUT--0.4%
Connecticut State General Obligation Series C 5%,
5/1/13 (FGIC Insured) ....................................    4,000    4,418,040

FLORIDA--0.7%
Florida State Department of Environmental Protection
Preservation Revenue Series B 5%, 7/1/13
(MBIA Insured) ...........................................    4,000    4,431,440

Florida State Department of Transportation General
Obligation Series A 5%, 7/1/12 ...........................      785      866,797

University of Miami Exchangeable Revenue Taxable
Series A 7.65%, 4/1/20 (MBIA Insured) ....................    2,715    2,867,366
                                                                     -----------
                                                                       8,165,603
                                                                     -----------
KENTUCKY--0.3%
Kentucky State Property and Buildings Commission
Revenue 5%, 10/1/12 (AMBAC Insured) ......................    2,960    3,257,598

MAINE--0.1%
Bangor Pension Obligation Taxable Series B 5.94%,
6/1/13 (FGIC Insured) ....................................      675      736,358

NEW JERSEY--0.1%
Hamilton Township School District General Obligation
Taxable 4.25%, 12/15/14 (FSA Insured) ....................    1,145    1,109,768

Monroe Township Pension Obligation Taxable
5%, 8/15/13 ..............................................      590      601,983
                                                                     -----------
                                                                       1,711,751
                                                                     -----------
NEW YORK--0.1%
New York State Environmental Facilities Corp. State
Service Contract Revenue Taxable 6.70%, 3/15/08
(FSA Insured) ............................................      600      645,072

New York State General Obligation Taxable Series C
6.35%, 3/1/07 ............................................    1,000    1,042,690
                                                                     -----------
                                                                       1,687,762
                                                                     -----------
PENNSYLVANIA--0.2%
Philadelphia Authority for Industrial Development
Pension Funding Retirement Systems Revenue Taxable
Series A 5.69%, 4/15/07 (MBIA Insured) ...................    1,000    1,031,710

Pittsburgh Obligation Pension Taxable Series A
6.50%, 3/1/14 (FGIC Insured) .............................    1,100    1,224,784
                                                                     -----------
                                                                       2,256,494
                                                                     -----------


                                                              PAR
                                                             VALUE
                                                             (000)      VALUE
                                                            -------  -----------
TEXAS--0.2%
Dallas-Fort Worth International Airport Facilities
Improvement Corp. Revenue Taxable 6.50%, 11/1/09
(MBIA Insured) ...........................................  $ 1,900  $ 2,065,851

Texas State Water Financial Assistance General
Obligation Series C Taxable 4.70%, 8/1/09 ................      625      637,231
                                                                     -----------
                                                                       2,703,082
                                                                     -----------
VIRGINIA--0.3%
Virginia Public Building Authority Public Facilities
Revenue Series A 5%, 8/1/12 ..............................    3,750    4,139,700
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $47,153,536)                                         49,045,510
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.4%
AmeriCredit Automobile Receivables Trust 01-D, A4
4.41%, 11/12/08 ..........................................      672      674,911

AmeriCredit Automobile Receivables Trust 04-AF, A3
2.18%, 7/7/08 ............................................    1,625    1,609,282

Associates Manufactured Housing Pass Through 97-2,
A6 7.075%, 3/15/28(c) ....................................    1,595    1,640,214

Bombardier Capital Mortgage Securitization Corp. 99-A,
A3 5.98%, 1/15/18 ........................................      980      940,788

Capital One Master Trust 01-5 A 5.30%, 6/15/09 ...........    4,500    4,581,183

Carmax Auto Owner Trust 03-1, A4 2.16%, 11/15/09 .........    3,000    2,924,476

Case New Holland Equipment Trust 03-A, A4B
2.57%, 9/15/09 ...........................................    2,000    1,948,054

DaimlerChrysler Auto Trust 05-A B 3.88%, 7/8/11 ..........    1,200    1,190,424

Long Beach Auto Receivables Trust 04-A, A2 2.841%,
7/15/10(c) ...............................................    1,000      974,062

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 ................      500      495,100

Morgan Stanley Auto Loan Trust 04-HB1, A4 3.33%,
10/15/11 .................................................    6,000    5,904,375

WFS Financial Owner Trust 03-1, A4 2.74%,
9/20/10 ..................................................    5,000    4,945,859

Whole Auto Loan Trust 02-1 B 2.91%, 4/15/09 ..............      839      836,574
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $29,010,712)                                         28,665,302
--------------------------------------------------------------------------------

6                       See Notes to Financial Statements

Phoenix Balanced Fund


                                                              PAR
                                                             VALUE
                                                             (000)      VALUE
                                                            -------  -----------
DOMESTIC CORPORATE BONDS--12.9%

AEROSPACE & DEFENSE--0.1%
Rockwell Collins, Inc. 4.75%, 12/1/13 ....................  $ 1,000  $ 1,005,565

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07 .........    1,250    1,347,755

ALUMINUM--0.2%
Alcoa, Inc. 5.375%, 1/15/13 ..............................    2,000    2,086,742

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Amvescap plc 5.375%, 12/15/14 ............................    2,000    1,992,050

AUTO PARTS & EQUIPMENT--0.1%
American Axle & Manufacturing, Inc. 5.25%, 2/11/14 .......    1,750    1,412,441

AUTOMOBILE MANUFACTURERS--0.0%
DaimlerChrysler NA Corp. 4.75%, 1/15/08 ..................      320      315,674

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14 .............................    1,000    1,015,022
Cox Communications, Inc. 144A 5.45%, 12/15/14(b) .........    1,240    1,235,338
Echostar DBS Corp. 5.75%, 10/1/08 ........................      500      494,375
Echostar DBS Corp. 6.375%, 10/1/11 .......................    1,500    1,488,750
                                                                     -----------
                                                                       4,233,485
                                                                     -----------
CASINOS & GAMING--0.7%
Caesars Entertainment, Inc. 9.375%, 2/15/07 ..............    2,000    2,142,500
Harrah's Operating Co., Inc. 7.50%, 1/15/09 ..............      250      273,413
Mandalay Resort Group 6.375%, 12/15/11 ...................    1,500    1,520,625
MGM MIRAGE, Inc. 9.75%, 6/1/07 ...........................    1,750    1,894,375
Station Casinos, Inc. 6.875%, 3/1/16 .....................    2,500    2,537,500
                                                                     -----------
                                                                       8,368,413
                                                                     -----------
COMMUNICATIONS EQUIPMENT--0.0%
Motorola, Inc. 7.625%, 11/15/10 ..........................      250      284,217

CONSUMER FINANCE--1.4%
Capital One Financial Corp. 4.80%, 2/21/12 ...............    1,000      984,060
Capital One Financial Corp. 5.25%, 2/21/17 ...............      440      429,232
Ford Motor Credit Co. 7.25%, 10/25/11(i) .................    1,750    1,617,521
General Electric Capital Corp. 3.50%, 5/1/08 .............      750      734,534
General Electric Capital Corp. 6%, 6/15/12 ...............    1,000    1,075,035
General Motors Acceptance Corp. 6.875%, 9/15/11 ..........    1,025      898,022
General Motors Acceptance Corp. 6.875%, 8/28/12 ..........    1,600    1,378,325
HSBC Finance Corp. 6.75%, 5/15/11 ........................    3,500    3,872,967
SLM Corp. 4.25%, 2/1/10(c) ...............................    5,550    5,514,425
                                                                     -----------
                                                                      16,504,121
                                                                     -----------


                                                              PAR
                                                             VALUE
                                                             (000)      VALUE
                                                            -------  -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Computer Sciences Corp. 3.50%, 4/15/08 ...................  $ 1,750  $ 1,711,057
First Data Corp. 5.625%, 11/1/11 .........................    1,000    1,066,934
                                                                     -----------
                                                                       2,777,991
                                                                     -----------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. 3%, 3/15/08 ...........................    1,500    1,453,237

DIVERSIFIED BANKS--1.3%
Bank of America Corp. 5.25%, 12/1/15 .....................    3,000    3,087,132
National Capital Trust II 144A 5.486%, 12/29/49(b)(c) ....    2,700    2,768,788
Rabobank Capital Funding II 144A 5.26%, 12/29/49(b)(c) ...    2,800    2,820,779
U.S. Bank NA 6.30%, 7/15/08 ..............................    3,000    3,191,256
Wachovia Corp. 5.625%, 12/15/08 ..........................    3,000    3,150,810
                                                                     -----------
                                                                      15,018,765
                                                                     -----------
DIVERSIFIED CAPITAL MARKETS--0.2%
Deutsche Bank AG NY Series GS 4.56%, 3/22/10(c) ..........    2,750    2,703,525

DIVERSIFIED CHEMICALS--0.2%
Cabot Corp. 144A 5.25%, 9/1/13(b) ........................    2,000    2,005,618

DIVERSIFIED COMMERCIAL SERVICES--0.3%
International Lease Finance Corp. 5.75%, 2/15/07 .........      500      512,886
International Lease Finance Corp. 4.75%, 1/13/12 .........    2,875    2,825,515
                                                                     -----------
                                                                       3,338,401
                                                                     -----------
DRUG RETAIL--0.1%
NeighborCare, Inc. 6.875%, 11/15/13 ......................      750      787,500

ELECTRIC UTILITIES--0.2%
Entergy Gulf States, Inc. 5.25%, 8/1/15 ..................      300      297,203
Oncor Electric Delivery Co. 6.375%, 1/15/15 ..............    2,000    2,190,908
                                                                     -----------
                                                                       2,488,111
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc. 4.85%, 11/15/10 .......    2,000    1,993,512

FOREST PRODUCTS--0.2%
Weyerhaeuser Co. 6.75%, 3/15/12 ..........................    2,000    2,135,078

GAS UTILITIES--0.3%
Amerigas Partners LP 144A 7.25%, 5/20/15(b)(g) ...........    2,000    2,010,000

AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
Series B 8.875%, 5/20/11 .................................    2,000    2,180,000
                                                                     -----------
                                                                       4,190,000
                                                                     -----------
HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%, 9/1/08 ...................    2,065    2,243,106


                        See Notes to Financial Statements                      7

Phoenix Balanced Fund


                                                              PAR
                                                             VALUE
                                                             (000)      VALUE
                                                            -------  -----------
HOMEBUILDING--0.4%
Horton (D.R.), Inc. 4.875%, 1/15/10 ......................  $   500  $   487,748
Horton (D.R.), Inc. 6.125%, 1/15/14 ......................    1,300    1,316,985
Lennar Corp. 7.625%, 3/1/09 ..............................    2,750    3,003,613
                                                                     -----------
                                                                       4,808,346
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES--0.1%
Carnival Corp. 3.75%, 11/15/07 ...........................    1,000      987,919
La Quinta Properties 7%, 8/15/12 .........................      470      481,750
                                                                     -----------
                                                                       1,469,669
                                                                     -----------
INDUSTRIAL MACHINERY--0.5%
ITW CUPIDS Financial Trust I 144A 6.55%,
12/31/11(b)(e) ...........................................    5,000    5,418,180

INTEGRATED OIL & GAS--0.2%
ChevronTexaco Capital Co. 3.50%, 9/17/07 .................    1,000      988,855
ChevronTexaco Capital Co. 3.375%, 2/15/08(i) .............    1,500    1,470,251
Conoco Funding Co. 5.45%, 10/15/06 .......................      250      255,456
                                                                     -----------
                                                                       2,714,562
                                                                     -----------
INVESTMENT BANKING & BROKERAGE--0.4%
Credit Suisse First Boston USA, Inc. 5.125%, 1/15/14 .....    2,000    2,034,242
Merrill Lynch & Co., Inc. 5%, 2/3/14 .....................    2,100    2,110,183
Morgan Stanley 4.75%, 4/1/14 .............................    1,000      966,546
                                                                     -----------
                                                                       5,110,971
                                                                     -----------
LIFE & HEALTH INSURANCE--0.6%
Jefferson-Pilot Corp. 4.75%, 1/30/14 .....................      850      841,559
Metlife, Inc. 5%, 11/24/13 ...............................    2,900    2,925,746
Protective Life Corp. 4.875%, 11/1/14 ....................    2,475    2,433,373
Protective Life Secured Trust 4.51%, 5/10/10(c) ..........    1,500    1,492,500
                                                                     -----------
                                                                       7,693,178
                                                                     -----------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12 .........................    1,240    1,380,941

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 ...........................    1,450    1,502,181

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10 ..........................    1,250    1,300,996

OIL & GAS EXPLORATION & PRODUCTION--0.0%
Chesapeake Energy Corp. 6.875%, 1/15/16 ..................      250      250,000

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.3%
Motiva Enterprises LLC 144A 5.20%, 9/15/12(b) ............    1,000    1,033,033
Tesoro Petroleum Corp. 8%, 4/15/08 .......................    1,000    1,052,500
Valero Energy Corp. 4.75%, 6/15/13 .......................    1,240    1,197,986
                                                                     -----------
                                                                       3,283,519
                                                                     -----------


                                                              PAR
                                                             VALUE
                                                             (000)      VALUE
                                                            -------  -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Bosphorus Financial Services Ltd. 144A 4.83%,
2/15/12(b)(c) ............................................  $ 1,250  $ 1,249,730

JPMorgan Chase & Co. 5.125%, 9/15/14(i) ..................    1,440    1,453,239
Principal Life Global Funding I 144A 4.40%, 10/1/10(b) ...    3,000    2,973,126
TIAA Global Markets 144A 3.875%, 1/22/08(b) ..............    1,000      992,954
                                                                     -----------
                                                                       6,669,049
                                                                     -----------
PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 6.75%, 2/15/11 .........................      500      555,855
Campbell Soup Co. 5%, 12/3/12 ............................    3,000    3,073,344
                                                                     -----------
                                                                       3,629,199
                                                                     -----------
PAPER PRODUCTS--0.1%
International Paper Co. 3.80%, 4/1/08 ....................    1,000      981,270

RAILROADS--0.1%
Union Pacific Corp. 6.125%, 1/15/12 ......................    1,000    1,073,778
Union Pacific Corp. 6.50%, 4/15/12 .......................      500      548,575
                                                                     -----------
                                                                       1,622,353
                                                                     -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
EOP Operating LP 4.75%, 3/15/14 ..........................    2,000    1,920,282

REGIONAL BANKS--0.5%
PNC Funding Corp. 5.25%, 11/15/15 ........................    3,000    3,060,771
Zions Bancorp 5.65%, 5/15/14 .............................    2,750    2,857,792
                                                                     -----------
                                                                       5,918,563
                                                                     -----------
REITS--0.7%
Colonial Properties Trust 6.25%, 6/15/14 .................    3,900    4,100,674
iStar Financial, Inc. 5.375%, 4/15/10 ....................    2,900    2,908,413
Kimco Realty Corp. 4.82%, 8/15/11 ........................    1,050    1,049,327
                                                                     -----------
                                                                       8,058,414
                                                                     -----------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%, 9/15/09 ..............    1,000    1,000,937

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 ..........................    2,550    2,551,862

SYSTEMS SOFTWARE--0.1%
Computer Associates International, Inc. 144A 4.75%,
12/1/09(b) ...............................................    1,400    1,380,166

TECHNOLOGY DISTRIBUTORS--0.2%
Arrow Electronics, Inc. 6.875%, 7/1/13 ...................    1,750    1,882,493

THRIFTS & MORTGAGE FINANCE--0.2%
Sovereign Bank 5.125%, 3/15/13 ...........................    3,000    3,013,686

8                       See Notes to Financial Statements

Phoenix Balanced Fund


                                                           PAR
                                                          VALUE
                                                          (000)         VALUE
                                                         -------     -----------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%, 2/15/12 .....  $   800     $   766,000
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $151,088,465)                                       153,012,124
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--7.1%
Asset Backed Funding Corp. Net Interest Margin Trust
04-HE1, N1 144A 4.45%, 7/26/34(b) .....................    1,246       1,245,206

Countrywide Home Loans 04-12, 12A1 4.873%,
8/25/34(c) ............................................      529         530,077

CS First Boston Mortgage Securities Corp. 97-C2 B
6.72%, 1/17/35 ........................................    9,000       9,537,345

CS First Boston Mortgage Securities Corp. 97-C2, A3
6.55%, 1/17/35 ........................................    3,725       3,919,363

CS First Boston Mortgage Securities Corp. 99-C1, A2
7.29%, 9/15/41 ........................................      250         274,629

DLJ Commercial Mortgage Corp. 98-CF2, A1B 6.24%,
11/12/31 ..............................................    3,935       4,161,496

First Horizon Mortgage Pass-Through Trust 05-AR1,
2A1 5.04%, 4/25/35(c) .................................    3,756       3,762,665

GMAC Commercial Mortgage Securities, Inc. 97-C2,
A3 6.566%, 4/15/29 ....................................    2,746       2,878,006

GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
11/18/30(c) ...........................................    5,686       5,949,063

Home Equity Asset Trust 03-8N A 144A 5%, 5/27/34(b) ...      270         270,413

Homestar Net Interest Margin Trust 04-3, A1 144A
5.50%, 7/25/34(b) .....................................      703         700,506

JPMorgan Chase Commercial Mortgage Securities
Corp. 01-CIBC, A3 6.26%, 3/15/33 ......................   14,265      15,455,058

Lehman Brothers Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/35 ............................    1,000       1,056,686

Lehman Brothers Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 10/15/32 ............................    4,855       5,360,181

Master Resecuritization Trust 04-3, CTFS 5%, 10/28/34 .    2,984       2,941,815

Merrill Lynch Mortgage Investors, Inc. 96-C1, C
7.42%, 4/25/28 ........................................    1,500       1,526,432

PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
10/12/33 ..............................................    1,000       1,115,740

Residential Asset Mortgage Products, Inc. 03-RS6, AI3
3.08%, 12/25/28 .......................................    4,750       4,712,723


                                                           PAR
                                                          VALUE
                                                          (000)         VALUE
                                                         -------     -----------
Residential Funding Mortgage Securities I 05-SA1, 2A
4.916%, 3/25/35(c) ....................................  $ 4,008     $ 4,020,059

Structured Asset Securities Corp. 05-6, 4A1 5%,
4/1/35(g) .............................................    1,600       1,575,500

Structured Asset Securities Corp. Net Interest Margin
Trust 04-23XS A 144A 5.50%, 2/28/35(b) ................    1,392       1,391,626

Wells Fargo & Co. Mortgage Trust 05-AR4, 2A1
4.543%, 4/25/35(c) ....................................    5,897       5,857,027

Wells Fargo Mortgage Backed Securities Trust 04-EE,
2A3 3.989%, 1/25/35(c) ................................    2,384       2,345,978

Wells Fargo Mortgage Backed Securities Trust 03-4,
A18 5.50%, 6/25/33 ....................................    2,850       2,888,842
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $81,456,643)                                         83,476,436
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.9%

AUSTRALIA--0.2%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 ..............................................    2,150(m)    1,715,475

Commonwealth of Australia Series 705 7.50%,
7/15/05 ...............................................      805(m)      630,882
                                                                     -----------
                                                                       2,346,357
                                                                     -----------
AUSTRIA--0.2%
Republic of Austria Series 97 5.75%, 4/11/07 ..........    1,250(k)    1,710,848

BRAZIL--0.1%
Federative Republic of Brazil 8%, 4/15/14 .............      528         526,424
Federative Republic of Brazil 7.875%, 3/7/15 ..........      250         242,500
Federative Republic of Brazil DCB-L 3.125%, 4/15/12(c)       412         385,906
Federative Republic of Brazil DCB-L 4.313%, 4/15/12(c)       103          96,476
                                                                     -----------
                                                                       1,251,306
                                                                     -----------
BULGARIA--0.0%
Republic of Bulgaria 144A 8.25%, 1/15/15(b) ...........      190         236,312

CANADA--0.3%
Province of Ontario 3.125%, 5/2/08 ....................    4,000       3,894,656

CHILE--0.1%
Republic of Chile 3.587%, 1/28/08(c) ..................      750         751,500

COLOMBIA--0.1%
Republic of Colombia 10%, 1/23/12 .....................      125         137,375
Republic of Colombia 8.25%, 12/22/14 ..................    1,000       1,005,000
                                                                     -----------
                                                                       1,142,375
                                                                     -----------

                        See Notes to Financial Statements                      9

Phoenix Balanced Fund


                                                           PAR
                                                          VALUE
                                                          (000)         VALUE
                                                         -------     -----------
COSTA RICA--0.1%
Republic of Costa Rica 144A 9.335%, 5/15/09(b) ........  $   500     $   552,500

MEXICO--0.1%
United Mexican States 5.875%, 1/15/14 .................    1,500       1,515,000

NEW ZEALAND--0.2%
Commonwealth of New Zealand Series 206 6.50%,
2/15/06 ...............................................    3,300(j)    2,411,966

PANAMA--0.1%
Republic of Panama 7.25%, 3/15/15 .....................      975       1,016,437
Republic of Panama 9.375%, 1/16/23 ....................      250         295,000
                                                                     -----------
                                                                       1,311,437
                                                                     -----------
PERU--0.2%
Republic of Peru 8.75%, 11/21/33 ......................    2,400       2,544,000

PHILIPPINES--0.0%
Republic of Philippines 8.375%, 2/15/11 ...............      200         204,000

RUSSIA--0.4%
Russian Federation 144A 8.25%, 3/31/10(b) .............    2,000       2,187,500
Russian Federation RegS 8.25%, 3/31/10(h) .............      200         218,760
Russian Federation RegS 5%, 3/31/30(c)(h) .............    2,500       2,662,500
                                                                     -----------
                                                                       5,068,760
                                                                     -----------
SLOVENIA--0.1%
Republic of Slovenia 4.875%, 3/18/09 ..................      750(k)    1,038,297

SOUTH AFRICA--0.3%
Republic of South Africa 5.25%, 5/16/13 ...............    1,000(k)    1,377,961
Republic of South Africa Series R152 12%, 2/28/06 .....   13,867(l)    2,366,781
                                                                     -----------
                                                                       3,744,742
                                                                     -----------
SOUTH KOREA--0.1%
Republic of Korea 8.875%, 4/15/08 .....................      500         561,520
Republic of Korea 4.25%, 6/1/13 .......................    1,000         950,445
                                                                     -----------
                                                                       1,511,965
                                                                     -----------
TURKEY--0.3%
Republic of Turkey 10.50%, 1/13/08 ....................    1,300       1,443,000
Republic of Turkey 7.25%, 3/15/15 .....................    1,750       1,706,250
                                                                     -----------
                                                                       3,149,250
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $33,884,894)                                         34,385,271
--------------------------------------------------------------------------------


                                                           PAR
                                                          VALUE
                                                          (000)         VALUE
                                                         -------     -----------
FOREIGN CORPORATE BONDS(f)--4.2%

AUSTRALIA--0.4%
St. George Bank Ltd. 144A 5.30%, 10/15/15(b) ..........  $ 2,000     $ 2,049,188
Westfield Capital Corp. 144A 5.125%, 11/15/14(b) ......    2,250       2,251,975
                                                                     -----------
                                                                       4,301,163
                                                                     -----------
CHILE--0.7%
Banco Santander Corp. 144A 5.375%, 12/9/14(b) .........      875         886,870
Enersis SA 7.375%, 1/15/14 ............................    3,700       3,906,220
HQI Transelectric Chile SA 7.875%, 4/15/11 ............    1,000       1,138,418
Petropower I Funding Trust 144A 7.36%, 2/15/14(b) .....    2,056       1,994,662
                                                                     -----------
                                                                       7,926,170
                                                                     -----------
GERMANY--0.1%
Deutsche Telekom International Finance BV 8.50%,
6/15/10 ...............................................      500         579,876

European Investment Bank 6%, 7/15/05 ..................      625(m)      488,323
                                                                     -----------
                                                                       1,068,199
                                                                     -----------
ITALY--0.2%
Telecom Italia Capital SA 4%, 11/15/08 ................      750         734,141
Telecom Italia Capital SA 5.25%, 11/15/13 .............    2,000       2,003,640
                                                                     -----------
                                                                       2,737,781
                                                                     -----------
KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%, 11/3/09(b) ......    2,250       2,233,125

MALAYSIA--0.4%
Malaysia International Shipping Corp. Capital Ltd. 144A
6.125%, 7/1/14(b) .....................................    2,000       2,132,824

Petronas Capital Ltd. RegS 7%, 5/22/12(h) .............    2,250       2,537,039
                                                                     -----------
                                                                       4,669,863
                                                                     -----------
MEXICO--0.6%
America Movil SA de CV 5.75%, 1/15/15 .................    2,375       2,340,140
Pemex Project Funding Master Trust 9.125%, 10/13/10 ...      500         580,000
Pemex Project Funding Master Trust 8%, 11/15/11 .......    1,500       1,669,500
Pemex Project Funding Master Trust 7.375%, 12/15/14 ...    2,250       2,444,625
                                                                     -----------
                                                                       7,034,265
                                                                     -----------
NETHERLANDS--0.1%
Coca-Cola HBC Finance BV 5.125%, 9/17/13(i) ...........    1,750       1,787,511

NORWAY--0.2%
Norske Skogindustrier ASA 144A 6.125%, 10/15/15(b) ....    2,000       2,065,668

SINGAPORE--0.1%
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c) .................    1,900       1,878,289


10                      See Notes to Financial Statements

Phoenix Balanced Fund


                                                           PAR
                                                          VALUE
                                                          (000)         VALUE
                                                         -------     -----------
SOUTH KOREA--0.5%
Korea Development Bank 5.50%, 11/13/12 ................  $ 5,500     $ 5,683,507

SWEDEN--0.3%
Nordea Bank Sweden AB 144A 5.25%, 11/30/12(b) .........    3,000       3,099,558

UNITED KINGDOM--0.4%
BP Capital Markets plc 2.75%, 12/29/06 ................    1,500       1,474,796
HBOS plc 144A 5.375%, 11/29/49(b)(c) ..................    3,250       3,294,580
                                                                     -----------
                                                                       4,769,376
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $48,784,939)                                         49,254,475
--------------------------------------------------------------------------------

                                                         SHARES
                                                        --------
DOMESTIC COMMON STOCKS--56.2%

ADVERTISING--0.9%
Harte-Hanks, Inc. .....................................  380,200      10,835,700

AEROSPACE & DEFENSE--1.3%
United Technologies Corp. .............................  145,800      14,830,776

AIR FREIGHT & COURIERS--0.6%
FedEx Corp. ...........................................   89,800       7,628,510

APPLICATION SOFTWARE--1.4%
Amdocs Ltd.(d) ........................................  264,200       7,056,782
Intuit, Inc.(d) .......................................  240,500       9,692,150
                                                                     -----------
                                                                      16,748,932
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Bank of New York Co., Inc. (The) ......................  182,000       5,085,080
Mellon Financial Corp. ................................  385,400      10,671,726
                                                                     -----------
                                                                      15,756,806
                                                                     -----------
BROADCASTING & CABLE TV--1.2%
Comcast Corp. Special Class A(d) ......................  452,900      14,370,517

CASINOS & GAMING--1.0%
Caesars Entertainment, Inc.(d) ........................  585,800      11,686,710

COMMUNICATIONS EQUIPMENT--0.7%
Cisco Systems, Inc.(d) ................................  499,000       8,622,720

COMPUTER HARDWARE--0.7%
Dell, Inc.(d) .........................................  238,900       8,320,887

CONSTRUCTION & ENGINEERING--1.5%
Jacobs Engineering Group, Inc.(d) .....................  365,500      17,803,505


                                                         SHARES         VALUE
                                                        --------     -----------
DATA PROCESSING & OUTSOURCED SERVICES--2.2%
Affiliated Computer Services, Inc. Class A(d) .........  269,200     $12,832,764
Computer Sciences Corp.(d) ............................  299,100      13,004,868
                                                                     -----------
                                                                      25,837,632
                                                                     -----------
DIVERSIFIED BANKS--4.9%
Bank of America Corp. .................................  503,200      22,664,128
Wachovia Corp. ........................................  308,100      15,768,558
Wells Fargo & Co. .....................................  334,000      20,019,960
                                                                     -----------
                                                                      58,452,646
                                                                     -----------
DIVERSIFIED CHEMICALS--0.8%
Du Pont (E.I.) de Nemours & Co. .......................  206,600       9,732,926

DRUG RETAIL--1.3%
CVS Corp. .............................................  304,400      15,700,952

ELECTRIC UTILITIES--2.4%
DTE Energy Co. ........................................  169,000       7,765,550
Entergy Corp. .........................................  119,400       8,752,020
PG&E Corp. ............................................  325,600      11,304,832
                                                                     -----------
                                                                      27,822,402
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Emerson Electric Co. ..................................  115,100       7,213,317

EMPLOYMENT SERVICES--1.4%
Manpower, Inc. ........................................  292,200      11,264,310
Robert Half International, Inc. .......................  207,900       5,160,078
                                                                     -----------
                                                                      16,424,388
                                                                     -----------
FOOTWEAR--0.5%
NIKE, Inc. Class B ....................................   71,000       5,453,510

HEALTH CARE EQUIPMENT--1.2%
Fisher Scientific International, Inc.(d) ..............  244,200      14,500,596

HEALTH CARE FACILITIES--1.5%
HCA, Inc. .............................................  242,100      13,518,864
Manor Care, Inc. ......................................  107,600       3,588,460
                                                                     -----------
                                                                      17,107,324
                                                                     -----------
HEALTH CARE SERVICES--1.1%
Express Scripts, Inc.(d) ..............................  145,300      13,024,692

HEALTH CARE SUPPLIES--1.1%
DENTSPLY International, Inc. ..........................  239,700      13,102,002

HOUSEHOLD PRODUCTS--2.0%
Colgate-Palmolive Co. .................................   59,900       2,982,421
Procter & Gamble Co. (The) ............................  372,100      20,149,215
                                                                     -----------
                                                                      23,131,636
                                                                     -----------

                        See Notes to Financial Statements                     11

Phoenix Balanced Fund


                                                         SHARES         VALUE
                                                        --------     -----------
INDUSTRIAL CONGLOMERATES--3.0%
General Electric Co. ................................    991,800     $35,903,160

INDUSTRIAL MACHINERY--1.1%
Ingersoll-Rand Co. Class A ..........................    167,300      12,860,351

INTEGRATED OIL & GAS--1.6%
Exxon Mobil Corp. ...................................    337,900      19,270,437

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
SBC Communications, Inc. ............................    170,600       4,060,280
Verizon Communications, Inc. ........................    151,800       5,434,440
                                                                     -----------
                                                                       9,494,720
                                                                     -----------
INTERNET SOFTWARE & SERVICES--0.6%
Webex Communications, Inc.(d) .......................    343,400       7,492,988

INVESTMENT BANKING & BROKERAGE--1.1%
Merrill Lynch & Co., Inc. ...........................    173,600       9,362,248
Morgan Stanley ......................................     63,500       3,341,370
                                                                     -----------
                                                                      12,703,618
                                                                     -----------
MANAGED HEALTH CARE--1.5%
WellPoint, Inc.(d) ..................................    137,400      17,552,850

MOVIES & ENTERTAINMENT--3.3%
Time Warner, Inc.(d) ................................  1,419,800      23,866,838
Walt Disney Co. (The) ...............................    563,900      14,886,960
                                                                     -----------
                                                                      38,753,798
                                                                     -----------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Dominion Resources, Inc. ............................     63,400       4,780,360

OIL & GAS DRILLING--0.6%
Patterson-UTI Energy, Inc. ..........................    274,100       6,570,177

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Anadarko Petroleum Corp. ............................     89,900       6,566,296

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Citigroup, Inc. .....................................    166,001       7,795,407
JPMorgan Chase & Co. ................................    474,200      16,829,358
                                                                     -----------
                                                                      24,624,765
                                                                     -----------
PACKAGED FOODS & MEATS--1.3%
Dean Foods Co.(d) ...................................    111,300       3,824,268
Heinz (H.J.) Co. ....................................    203,400       7,495,290
Kellogg Co. .........................................     83,100       3,735,345
                                                                     -----------
                                                                      15,054,903
                                                                     -----------


                                                         SHARES         VALUE
                                                        --------     -----------
PHARMACEUTICALS--1.5%
Johnson & Johnson ...................................    124,600     $ 8,551,298
Pfizer, Inc. ........................................    347,200       9,433,424
                                                                     -----------
                                                                      17,984,722
                                                                     -----------
RAILROADS--0.8%
Norfolk Southern Corp. ..............................    306,200       9,614,680

REITS--0.2%
Friedman, Billings, Ramsey Group, Inc. Class A ......    216,400       2,616,276

RESTAURANTS--0.6%
Yum! Brands, Inc. ...................................    151,800       7,128,528

SOFT DRINKS--1.4%
Coca-Cola Co. (The) .................................    370,600      16,098,864

SYSTEMS SOFTWARE--1.2%
Microsoft Corp. .....................................    560,600      14,183,180

WIRELESS TELECOMMUNICATION SERVICES--0.9%
Nextel Communications, Inc. Class A(d) ..............    379,800      10,630,602
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $562,440,268)                                       663,994,361
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(f)--0.4%

ELECTRONIC MANUFACTURING SERVICES--0.3%
Flextronics International Ltd. (Singapore)(d) .......    251,300       2,801,995

SEMICONDUCTORS--0.1%
ATI Technologies, Inc. (Canada)(d) ..................    106,400       1,574,720
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,203,391)                                           4,376,715
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.6%
SPDR Trust Series I .................................     57,800       6,690,350
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $7,384,403)                                           6,690,350
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $1,055,237,217)                                   1,161,972,843
--------------------------------------------------------------------------------


12                       See Notes to Financial Statements

Phoenix Balanced Fund



                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                    ---------     -----------
SHORT-TERM INVESTMENTS--1.6%

FEDERAL AGENCY SECURITIES--0.1%
FHLB 1.50%, 5/3/05 ................................ $   1,250     $ 1,249,942

COMMERCIAL PAPER--1.5%
Alpine Securitization Corp. 2.95%, 5/2/05 .........     6,385       6,385,000
Golden Peanut Co. LLC 2.78%, 5/3/05 ...............       960         959,927
Danske Corp. 2.85%, 5/4/05 ........................     3,335       3,334,472
George Street Finance LLC 2.86%, 5/6/05 ...........     4,215       4,213,661
Pfizer, Inc. 2.64%, 5/6/05 ........................       580         579,829
Preferred Receivables Funding Corp. 2.92%, 5/19/05      1,675       1,672,690
                                                                  -----------
                                                                   17,145,579
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $18,395,580)                                      18,395,521
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $1,073,632,797)                                1,180,368,364(a)
Other assets and liabilities, net--0.1%                             1,570,003
                                                               --------------
NET ASSETS--100.0%                                             $1,181,938,367
                                                               ==============






(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $125,504,899 and gross depreciation of $19,169,632 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,074,033,097.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $52,358,514 or 4.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  Non-income producing.
(e) Illiquid and restricted security. At April 30, 2005, this security amounted to a value of $5,418,180 or 0.5% of net assets. For acquisition information see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.
(g)  This security has a delayed delivery settlement date.
(h) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(i) All or a portion segregated as collateral for delayed delivery transactions or forward currency contracts.
(j)  Par value represents New Zealand Dollar.
(k)  Par value represents Euro.
(l)  Par value represents South African Rand.
(m)  Par value represents Australian Dollar.

                      See Notes to Financial Statements                       13

Phoenix Balanced Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $1,073,632,797)                             $ 1,180,368,364
Cash                                                                     96,800
Receivables
   Investment securities sold                                         8,506,726
   Dividends and interest                                             6,301,193
   Fund shares sold                                                      54,665
Unrealized appreciation on forward currency contracts                    13,913
Trustee retainer                                                          2,220
Prepaid expenses                                                         28,447
                                                                ---------------
     Total assets                                                 1,195,372,328
                                                                ---------------
LIABILITIES
Payables
   Investment securities purchased                                   11,083,248
   Fund shares repurchased                                              757,656
   Investment advisory fee                                              564,125
   Transfer agent fee                                                   501,735
   Distribution and service fees                                        316,337
   Financial agent fee                                                   61,593
Unrealized depreciation on forward currency contracts                    18,212
Accrued expenses                                                        131,055
                                                                ---------------
     Total liabilities                                               13,433,961
                                                                ---------------
NET ASSETS                                                      $ 1,181,938,367
                                                                ===============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $ 1,061,741,543
Undistributed net investment income                                   1,388,780
Accumulated net realized gain                                        12,075,346
Net unrealized appreciation                                         106,732,698
                                                                ---------------
NET ASSETS                                                      $ 1,181,938,367
                                                                ===============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,067,871,653)               73,638,501
Net asset value per share                                                $14.50
Offering price per share $14.50/(1-5.75%)                                $15.38

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $24,041,516)                   1,662,819
Net asset value and offering price per share                             $14.46

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $90,025,198)                   6,225,732
Net asset value and offering price per share                             $14.46


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $ 9,954,203
Dividends                                                             5,711,110
Securities lending                                                        2,885
Foreign taxes withheld                                                      (76)
                                                                    -----------
     Total investment income                                         15,668,122
                                                                    -----------
EXPENSES
Investment advisory fee                                               2,503,689
Service fees, Class A                                                 1,117,216
Distribution and service fees, Class B                                   81,259
Distribution and service fees, Class C                                    2,496
Financial agent fee                                                     277,558
Transfer agent                                                          689,105
Printing                                                                 83,056
Custodian                                                                56,853
Professional                                                             19,482
Trustees                                                                 18,746
Registration                                                             17,654
Miscellaneous                                                            55,202
                                                                    -----------
     Total expenses                                                   4,922,316
     Custodian fees paid indirectly                                        (135)
                                                                    -----------
     Net expenses                                                     4,922,181
                                                                    -----------
NET INVESTMENT INCOME                                                10,745,941
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                     13,238,742
Net realized loss on foreign currency transactions                     (107,699)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (4,559,003)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translations                    (5,672)
                                                                    -----------
NET GAIN ON INVESTMENTS                                               8,566,368
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $19,312,309
                                                                    ===========

                        See Notes to Financial Statements

Phoenix Balanced Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months
                                                                                              Ended
                                                                                          April 30, 2005         Year Ended
                                                                                            (Unaudited)       October 31, 2004
                                                                                        ------------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                                                           $   10,745,941       $   19,568,964
   Net realized gain (loss)                                                                   13,131,043           89,530,829
   Net change in unrealized appreciation (depreciation)                                       (4,564,675)         (41,183,811)
                                                                                          --------------       --------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                19,312,309           67,915,982
                                                                                          --------------       --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                            (11,071,722)         (20,579,474)
   Net investment income, Class B                                                               (140,211)            (253,418)
   Net investment income, Class C                                                                     --                   --
   Net realized long-term gains, Class A                                                     (35,738,276)                  --
   Net realized long-term gains, Class B                                                        (660,946)                  --
   Net realized long-term gains, Class C                                                              --                   --
                                                                                          --------------       --------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (47,611,155)         (20,832,892)
                                                                                          --------------       --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (888,752 and 2,078,345 shares, respectively)                 13,344,857           30,942,691
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (14,653,836 and 0 shares, respectively) (See Note 8)                                    212,480,812                   --
   Net asset value of shares issued from reinvestment of distributions
     (2,923,058 and 1,273,649 shares, respectively)                                           43,561,775           18,864,454
   Cost of shares repurchased (6,667,366 and 11,351,607 shares, respectively)               (100,099,747)        (168,955,356)
                                                                                          --------------       --------------
Total                                                                                        169,287,697         (119,148,211)
                                                                                          --------------       --------------
CLASS B
   Proceeds from sales of shares (84,358 and 186,347 shares, respectively)                     1,251,054            2,757,827
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (603,106 and 0 shares, respectively) (See Note 8)                                         8,720,927                   --
   Net asset value of shares issued from reinvestment of distributions
     (50,705 and 16,048 shares, respectively)                                                    754,206              237,044
   Cost of shares repurchased (201,226 and 574,889 shares, respectively)                      (2,998,165)          (8,534,184)
                                                                                          --------------       --------------
Total                                                                                          7,728,022           (5,539,313)
                                                                                          --------------       --------------
CLASS C
   Proceeds from sales of shares (9,563 and 0 shares, respectively)                              138,377                   --
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (6,217,229 and 0 shares, respectively) (See Note 8)                                      89,901,271                   --
   Cost of shares repurchased (1,060 and 0 shares, respectively)                                 (15,328)                  --
                                                                                          --------------       --------------
Total                                                                                         90,024,320                   --
                                                                                          --------------       --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 267,040,039         (124,687,524)
                                                                                          --------------       --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     238,741,193          (77,604,434)

NET ASSETS
   Beginning of period                                                                       943,197,174        1,020,801,608
                                                                                          --------------       --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $1,388,780 AND $1,854,772, RESPECTIVELY]                                             $1,181,938,367       $  943,197,174
                                                                                          ==============       ==============

                       See Notes to Financial Statements                      15

Phoenix Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004         2003         2002(3)        2001            2000
Net asset value, beginning of period               $14.98         $14.31        $12.82        $14.27         $17.63        $17.92
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                   0.18(2)        0.29(2)       0.28(2)       0.34(2)        0.41          0.47
   Net realized and unrealized gain (loss)(4)        0.14           0.69          1.49         (1.43)         (1.20)         0.77
                                                   ------         ------        ------        ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                0.32           0.98          1.77         (1.09)         (0.79)         1.24
                                                   ------         ------        ------        ------         ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.19)         (0.31)        (0.28)        (0.36)         (0.48)        (0.44)
   Distributions from net realized gains            (0.61)            --            --            --          (2.09)        (1.09)
                                                   ------         ------        ------        ------         ------        ------
     TOTAL DISTRIBUTIONS                            (0.80)         (0.31)        (0.28)        (0.36)         (2.57)        (1.53)
                                                   ------         ------        ------        ------         ------        ------
Change in net asset value                           (0.48)          0.67          1.49         (1.45)         (3.36)        (0.29)
                                                   ------         ------        ------        ------         ------        ------
NET ASSET VALUE, END OF PERIOD                     $14.50         $14.98        $14.31        $12.82         $14.27        $17.63
                                                   ======         ======        ======        ======         ======        ======
Total return(1)                                      1.97%(6)       6.91%        13.98%        (7.77)%        (4.46)%        7.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $1,067,872       $926,383      $999,427      $981,389     $1,207,395    $1,423,113

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.07%(5)        1.06%         1.07%         1.02 %         1.00 %        1.00%
   Net investment income(4)                         2.37%(5)        1.98%         2.10%         2.46 %         2.58 %        2.55%
Portfolio turnover                                    28%(6)          68%           92%           52 %           45 %          50%

                                                                                     CLASS B
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004         2003         2002(3)        2001         2000
Net asset value, beginning of period               $14.93         $14.26        $12.78        $14.23         $17.52         $17.85
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                   0.12(2)        0.18(2)       0.18(2)       0.24(2)        0.30           0.33
   Net realized and unrealized gain (loss)(4)        0.15           0.69          1.48         (1.43)         (1.18)          0.77
                                                   ------         ------        ------        ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                0.27           0.87          1.66         (1.19)         (0.88)          1.10
                                                   ------         ------        ------        ------         ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.13)         (0.20)        (0.18)        (0.26)         (0.32)         (0.34)
   Distributions from net realized gains            (0.61)            --            --            --          (2.09)         (1.09)
                                                   ------         ------        ------        ------         ------         ------
     TOTAL DISTRIBUTIONS                            (0.74)         (0.20)        (0.18)        (0.26)         (2.41)         (1.43)
                                                   ------         ------        ------        ------         ------         ------
Change in net asset value                           (0.47)          0.67          1.48         (1.45)         (3.29)         (0.33)
                                                   ------         ------        ------        ------         ------         ------
NET ASSET VALUE, END OF PERIOD                     $14.46         $14.93        $14.26        $12.78         $14.23         $17.52
                                                   ======         ======        ======        ======         ======         ======
Total return(1)                                     1.65%(6)        6.12%        13.09%        (8.49)%        (5.10)%         6.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $24,042        $16,814       $21,374       $25,768        $32,457        $35,242

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.82%(5)       1.80%         1.82%         1.77 %         1.75 %         1.75%
   Net investment income(4)                          1.62%(5)       1.23%         1.37%         1.71 %         1.83 %         1.80%
Portfolio turnover                                     28%(6)         68%           92%           52 %           45 %           50%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 2.45% to 2.46% and from 1.70% to 1.71% for Class A and Class B, respectively. There was no effect to net investment income
    (loss) per share or to net realized and unrealized gain (loss) per share for Class A and B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under high yield debt instruments, previously included within interest income, as a component of realized gain
    (loss) in the statement of operations. There was no impact on either the per share net investment income or the net realized and unrealized gain (loss) or the investment income ratios for the year ended October 31, 2003.
(5) Annualized.
(6) Not annualized.

16                       See Notes to Financial Statements

Phoenix Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                      CLASS C
                                                 -----------------
                                                  FROM INCEPTION
                                                 APRIL 20, 2005 TO
                                                  APRIL 30, 2005
                                                    (UNAUDITED)
Net asset value, beginning of period                  $14.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                       --(3)
   Net realized and unrealized gain (loss)             (0.01)
                                                      ------
     TOTAL FROM INVESTMENT OPERATIONS                  (0.01)
                                                      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                   --
   Distributions from net realized gains                  --
                                                      ------
     TOTAL DISTRIBUTIONS                                  --
                                                      ------
Change in net asset value                              (0.01)
                                                      ------
NET ASSET VALUE, END OF PERIOD                        $14.46
                                                      ======
Total return(1)                                        (0.07)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $90,025
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   1.82 %(4)
   Net investment income                                0.42 %(4)
Portfolio turnover                                        28 %(5)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Amount is less than $0.01.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements                      17

PHOENIX CORE BOND FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Core Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.


                                Beginning           Ending        Expenses Paid
     Core Bond Fund           Account Value      Account Value       During
         Class A            October 31, 2004    April 30, 2005       Period*
------------------------    ----------------    --------------    ------------
Actual                         $1,000.00           $1,004.34         $6.15
Hypothetical (5% return
  before expenses)              1,000.00            1,018.58          6.22

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.24%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning           Ending        Expenses Paid
  Core Bond Fund              Account Value      Account Value       During
      Class B               October 31, 2004    April 30, 2005       Period*
------------------------    ----------------    --------------    ------------
Actual                         $1,000.00           $1,001.86         $9.86
Hypothetical (5% return
  before expenses)              1,000.00            1,014.82          9.98

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.99%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning           Ending        Expenses Paid
  Core Bond Fund              Account Value      Account Value       During
      Class C               October 31, 2004    April 30, 2005       Period*
------------------------    ----------------    --------------    ------------
Actual                         $1,000.00           $1,001.87         $9.87
Hypothetical (5% return
  before expenses)              1,000.00            1,014.81          9.98

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.99%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix Core Bond Fund

--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)                                         4/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Agency Mortgage-Backed
  Securities                    31%
Domestic Corporate Bonds        22
Non-Agency Mortgage-Backed
  Securities                    17
Municipal Bonds                 13
U.S. Government Securities       6
Asset-Backed Securities          5
Foreign Government Securities    1
Other                            5


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------     -----------
U.S. GOVERNMENT SECURITIES--6.0%

U.S. TREASURY BONDS--3.1%
U.S. Treasury Bond 6%, 2/15/26 ......................  $2,400     $ 2,839,781

U.S. TREASURY NOTES--2.9%
U.S. Treasury Note 3.375%, 9/15/09(g) ...............   2,500       2,452,245
U.S. Treasury Note 3.625%, 1/15/10 ..................     140         138,436
                                                                  -----------
                                                                    2,590,681
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,196,427)                                        5,430,462
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--32.2%
FHLMC 4.375%, 4/15/15 ...............................     365         363,907
FHLMC 6%, 10/1/34 ...................................   1,621       1,664,791
FNMA 6%, 10/1/14 ....................................     890         923,652
FNMA 6.50%, '16-'32 .................................   2,846       2,967,134
FNMA 6%, 7/1/17 .....................................   1,072       1,111,425
FNMA 5.50%, '17-'34 .................................   9,643       9,758,927
FNMA 4.50%, 4/1/20 ..................................   1,200       1,188,000
FNMA 5%, 4/1/20 .....................................     200         201,563
FNMA 5%, 4/1/20 .....................................   1,000       1,007,813
FNMA 6%, 5/1/29 .....................................     460         473,172
FNMA 7.50%, 3/1/31 ..................................     373         399,925
FNMA 7%, 7/1/31 .....................................     340         359,426
FNMA 7%, 9/1/31 .....................................     450         475,130
FNMA 5%, 9/1/33 .....................................   1,841       1,828,660
Final Maturity Amortizing Notes 05-2 1 4%, 2/25/10 ..     535         530,486
GNMA 8%, 9/15/05 ....................................       2           1,672


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------     -----------
GNMA 8.50%, 3/15/06 .................................  $    6     $     5,988
GNMA 8.50%, 11/15/22 ................................       2           2,747
GNMA 6.50%, 9/15/28 .................................     351         368,114
GNMA 7.50%, 9/15/29 .................................     344         369,430
GNMA 5%, 7/15/33 ....................................   3,383       3,382,914
GNMA 6%, 6/15/34 ....................................   1,664       1,717,347
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $28,649,680)                                      29,102,223
-----------------------------------------------------------------------------

MUNICIPAL BONDS--13.1%

CALIFORNIA--2.5%
Alameda Corridor Transportation Authority Revenue
Taxable Series C 6.50%, 10/1/19 (MBIA Insured) ......   1,000       1,144,890

Fresno County Pension General Obligation Revenue
Taxable 6.34%, 8/15/12 ..............................   1,000       1,113,730
                                                                  -----------
                                                                    2,258,620
                                                                  -----------
CONNECTICUT--0.9%
Hartford General Obligation Taxable Series B 4.13%,
8/1/07 (FSA Insured) ................................     365         366,533

Hartford General Obligation Taxable Series B 5.01%,
8/1/15 (FSA Insured) ................................     430         441,765
                                                                  -----------
                                                                      808,298
                                                                  -----------
GEORGIA--1.3%
Georgia State General Obligation Series C 5.50%,
7/1/14 ..............................................   1,000       1,152,970


                       See Notes to Financial Statements                      19

Phoenix Core Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------     -----------
MICHIGAN--1.1%
Detroit Water Supply System Revenue Series A
4.50%, 7/1/32 (FGIC Insured) ........................  $1,000     $   990,650

NEW JERSEY--1.1%
Orange Township Water and Sewer General Obligation
Series B 4.55%, 6/1/18 ..............................   1,000         977,790

OHIO--2.4%
Ohio State Building Authority Facilities of Adult
Corrections Series C 5%, 10/1/13 ....................   1,000       1,106,880

Ohio State Development Assistance Series A 6%,
10/1/12 .............................................   1,000       1,090,940
                                                                  -----------
                                                                    2,197,820
                                                                  -----------
OREGON--0.3%
Oregon School Boards Association 2004 Pension
Revenue Taxable 5.023%, 6/30/16 (FSA Insured) .......     300         304,671

PENNSYLVANIA--1.2%
Philadelphia Authority for Industrial Development
Pension Funding Revenue Taxable Series A 5.79%,
4/15/09 (MBIA Insured) ..............................   1,000       1,053,910

RHODE ISLAND--1.2%
Woonsocket Pension Obligation Funding Taxable
5.66%, 7/15/13 ......................................   1,000       1,066,010

SOUTH CAROLINA--1.1%
South Carolina Transportation Infrastructure Bank
Revenue Series A (AMBAC Insured) 5%, 10/1/33 ........   1,000       1,043,180
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $11,787,909)                                      11,853,919
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.3%
Americredit Automobile Receivables Trust 05-AX, A4
3.93%, 10/6/11 ......................................   2,000       1,981,094

Chase Funding Mortgage Loan Trust 02-2, 1M2 6.042%,
3/25/31 .............................................     500         507,250

Comed Transitional Funding Trust 98-1, A7 5.74%,
12/25/10 ............................................   2,000       2,087,582

GSAMP Trust 04-WFN N 144A 5%, 10/25/34(b) ...........     217         214,456
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,888,244)                                        4,790,382
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--22.8%

AIRLINES--4.0%
Continental Airlines, Inc. 01-1 6.703%, 12/15/22 ....     807         765,880
Continental Airlines, Inc. 01-1, A2 6.503%, 12/15/12      704         673,410


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------     -----------
AIRLINES--CONTINUED
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19 ...  $  431     $   411,398
Delta Air Lines, Inc. 02-1, G-1 6.718%, 7/2/24 ......   1,686       1,763,220
                                                                  -----------
                                                                    3,613,908
                                                                  -----------
ALUMINUM--0.3%
Alcoa, Inc. Series B 6.50%, 6/15/18 .................     210         239,148

AUTOMOBILE MANUFACTURERS--0.5%
American Honda Finance Corp. 144A 4.25%, 3/11/08(b) .     250         250,122
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13(f) .     225         229,712
                                                                  -----------
                                                                      479,834
                                                                  -----------
BREWERS--0.2%
Coors Brewing Co. 6.375%, 5/15/12 ...................     175         190,426

BROADCASTING & CABLE TV--0.6%
Clear Channel Communications, Inc. 5.50%, 9/15/14 ...     180         170,487
Comcast Corp. 5.30%, 1/15/14 ........................     210         213,155
Cox Communications, Inc. 144A 5.45%, 12/15/14(b) ....     160         159,398
                                                                  -----------
                                                                      543,040
                                                                  -----------
COMMUNICATIONS EQUIPMENT--0.3%
Motorola, Inc. 7.625%, 11/15/10 .....................     205         233,058

CONSUMER FINANCE--4.1%
Capital One Financial Corp. 5.25%, 2/21/17 ..........     195         190,228
Ford Motor Credit Co. 7.25%, 10/25/11 ...............     225         207,967
General Electric Capital Corp. 6.75%, 3/15/32(f) ....   1,000       1,193,386
General Motors Acceptance Corp. 6.875%, 8/28/12 .....     500         430,727
Household Finance Corp. 8%, 7/15/10 .................   1,000       1,156,146
SLM Corp. 4.25%, 2/1/10(c) ..........................     500         496,795
                                                                  -----------
                                                                    3,675,249
                                                                  -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp. 3.50%, 4/15/08 ..............     275         268,880

DIVERSIFIED BANKS--2.4%
Bank of America Corp. 5.25%, 12/1/15 ................     325         334,439
Citicorp Capital I 7.933%, 2/15/27 ..................   1,500       1,646,256
Wachovia Corp. 4.875%, 2/15/14 ......................     200         199,774
                                                                  -----------
                                                                    2,180,469
                                                                  -----------
DIVERSIFIED CAPITAL MARKETS--0.5%
Deutsche Bank AG NY Series GS 4.56%, 3/22/10(c) .....     485         476,803

DIVERSIFIED COMMERCIAL SERVICES--0.4%
International Lease Finance Corp. 4.75%, 1/13/12 ....     375         368,545

20                       See Notes to Financial Statements

Phoenix Core Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------     -----------
ELECTRIC UTILITIES--1.4%
PPL Capital Funding Trust I Series A 4.33%, 3/1/09 ..  $  190     $   187,012
Progress Energy, Inc. 7.10%, 3/1/11 .................   1,000       1,095,228
                                                                  -----------
                                                                    1,282,240
                                                                  -----------
FOREST PRODUCTS--0.8%
Weyerhaeuser Co. 5.95%, 11/1/08 .....................     693         728,454

GAS UTILITIES--1.8%
Consolidated Natural Gas Co. 6.85%, 4/15/11 .........   1,500       1,669,450

GENERAL MERCHANDISE STORES--0.2%
Target Corp. 5.375%, 6/15/09 ........................     165         172,013

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
SBC Communications, Inc. 5.875%, 2/1/12 .............     130         137,934
Sprint Capital Corp. 8.375%, 3/15/12 ................     175         207,235
                                                                  -----------
                                                                      345,169
                                                                  -----------
INVESTMENT BANKING & BROKERAGE--1.2%
Goldman Sachs Group, Inc. (The) 5.125%, 1/15/15 .....     475         474,373
Merrill Lynch & Co., Inc. 6.50%, 7/15/18 ............     300         336,123
Morgan Stanley 4.75%, 4/1/14 ........................     315         304,462
                                                                  -----------
                                                                    1,114,958
                                                                  -----------
LIFE & HEALTH INSURANCE--0.6%
Jackson National Life Global Funding 144A 4.54%,
2/10/10(b)(c) .......................................     505         496,794

MULTI-UTILITIES & UNREGULATED POWER--0.2%
Duke Capital LLC 5.668%, 8/15/14 ....................     185         190,268

OIL & GAS EXPLORATION & PRODUCTION--0.3%
XTO Energy, Inc. 5.30%, 6/30/15 .....................     250         252,484

OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
JPMorgan Chase & Co. 5.125%, 9/15/14 ................     470         474,321

REITS--0.5%
Health Care REIT, Inc. 5.875%, 5/15/15 ..............     225         225,346
iStar Financial, Inc. 6.05%, 4/15/15 ................     200         201,966
                                                                  -----------
                                                                      427,312
                                                                  -----------
SPECIALIZED FINANCE--0.2%
CIT Group Holdings, Inc. 5.125%, 9/30/14 ............     200         200,298

THRIFTS & MORTGAGE FINANCE--1.1%
U.S. Central Credit Union 2.70%, 9/30/09 ............   1,023         993,181
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $19,988,385)                                      20,616,302
-----------------------------------------------------------------------------


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------     -----------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--17.8%
First Union - Lehman Brothers - Bank of America
98-C2, A2 6.56%, 11/18/35 ...........................  $2,300     $ 2,426,076

First Union - Lehman Brothers Commercial Mortgage
97-C1, A3 7.38%, 4/18/29 ............................   1,685       1,764,629

GE Capital Commercial Mortgage Corp. 04-C3, A4
5.189%, 7/10/39(c) ..................................   1,000       1,023,465

GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 4.887%,
5/25/35(c)(e) .......................................     450         451,828

Greenwich Capital Commercial Funding Corp. 04-GG1,
A7 5.317%, 6/10/36(c) ...............................   1,000       1,034,420

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) .............     356         355,149

LB-UBS Commercial Mortgage Trust 04-C7, A6 4.786%,
10/15/29(c) .........................................   1,000         994,375

Merrill Lynch Mortgage Investors, Inc. 96-C2, A3
6.96%, 11/21/28 .....................................   1,464       1,507,489

Merrill Lynch Mortgage Trust 04-KEY2, A4 4.864%,
8/12/39(c) ..........................................   1,000         997,055

Morgan Stanley Capital I 98-WF1, A2 6.55%, 3/15/30 ..   1,295       1,359,203

Residential Funding Mortgage Securities I 05-SA1, 2A
4.916%, 3/25/35(c) ..................................     538         539,276

Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 .............................................   1,373       1,397,377

Structured Asset Securities Corp. 05-6, 4A1 5%,
5/1/20(e) ...........................................     786         773,964

Structured Asset Securities Corp. Net Interest Margin
Trust 04-23XS  A 144A 5.50%, 2/28/35(b) .............     209         208,744

Washington Mutual, Inc. 05-AR3, A2 4.661%,
3/25/35(c) ..........................................     851         849,774

Wells Fargo & Co. Mortgage Trust 05-AR4, 2A1
4.543%, 4/25/35(c) ..................................     393         390,469
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $15,762,817)                                      16,073,293
-----------------------------------------------------------------------------

                       See Notes to Financial Statements                      21

Phoenix Core Bond Fund


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      -------     -----------
FOREIGN GOVERNMENT SECURITIES--1.2%

MEXICO--0.6%
United Mexican States 6.625%, 3/3/15 ................  $  500     $   529,500

RUSSIA--0.6%
Russian Federation RegS 5%, 3/31/30(c)(i) ...........     515         548,475
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,064,138)                                        1,077,975
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--1.0%

AUSTRALIA--0.2%
Westfield Capital Corp. 144A 5.125%, 11/15/14(b) ....     150         150,132

CHILE--0.4%
Celulosa Arauco y Constituci SA 144A 5.625%,
4/20/15(b) ..........................................     225         225,708

Petropower I Funding Trust 144A 7.36%, 2/15/14(b) ...     166         160,860
                                                                  -----------
                                                                      386,568
                                                                  -----------
GERMANY--0.2%
Deutsche Telekom International Finance BV 8%,
6/15/10 .............................................     120         139,170

ITALY--0.2%
Telecom Italia Capital SA 5.25%, 11/15/13 ...........     200         200,364
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $877,274)                                            876,234
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $88,214,874)                                      89,820,790
-----------------------------------------------------------------------------


                                                      SHARES         VALUE
                                                    ---------     -----------
SHORT-TERM INVESTMENTS--5.2%

MONEY MARKET MUTUAL FUNDS--2.8%
AIM Short Term Investment Trust Prime Assets
Portfolio-Institutional Shares (2.77% seven day
effective yield)(h) ..............................  2,509,375     $ 2,509,375


                                                        PAR
                                                       VALUE
                                                       (000)
                                                      -------
COMMERCIAL PAPER--2.4%
UBS Finance Delaware LLC 2.93%, 5/2/05 ..............  $  855         854,931
Private Export Funding Corp. 2.90%, 5/10/05 .........   1,350       1,349,021
                                                                  -----------
                                                                    2,203,952
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,713,327)                                        4,713,327
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--104.6%
(IDENTIFIED COST $92,928,201)                                      94,534,117(a)
Other assets and liabilities, net--(4.6)%                          (4,195,136)
                                                                  -----------
NET ASSETS--100.0%                                                $90,338,981
                                                                  ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,117,025 and gross depreciation of $1,127,785 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $93,544,877.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $2,221,363 or 2.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in Note 2H "Foreign Security Country Determination" in the Notes to Financial Statements.
(e) This security has a delayed delivery settlement date.
(f) All or a portion segregated as collateral for delayed delivery transactions.
(g) All or a portion of security is on loan.
(h) Represents security purchased with cash collateral received for securities on loan.
(i) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

22                       See Notes to Financial Statements

Phoenix Core Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   including $2,452,245 of securities on loan
   (Identified cost $92,928,201)                                   $ 94,534,117
Cash                                                                     21,838
Receivables
   Investment securities sold                                           761,820
   Interest                                                             651,085
   Fund shares sold                                                       1,189
Trustee retainer                                                          2,220
Prepaid expenses                                                         21,343
                                                                   ------------
     Total assets                                                    95,993,612
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    2,933,460
   Fund shares repurchased                                               50,702
   Collateral on securities loaned                                    2,509,375
   Transfer agent fee                                                    61,352
   Investment advisory fee                                               34,690
   Distribution and service fees                                         21,193
   Financial agent fee                                                    6,466
Accrued expenses                                                         37,393
                                                                   ------------
Total liabilities                                                     5,654,631
                                                                   ------------
NET ASSETS                                                         $ 90,338,981
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $113,702,639
Distributions in excess of net investment income                       (251,494)
Accumulated net realized loss                                       (24,718,080)
Net unrealized appreciation                                           1,605,916
                                                                   ------------
NET ASSETS                                                         $ 90,338,981
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $86,109,136)                  10,197,944
Net asset value per share                                                 $8.44
Offering price per share $8.44/(1-4.75%)                                  $8.86

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,980,218)                      355,198
Net asset value and offering price per share                              $8.39

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,249,627)                      148,486
Net asset value and offering price per share                              $8.42


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $ 2,257,749
Securities lending                                                          142
                                                                    -----------
     Total investment income                                          2,257,891
                                                                    -----------
EXPENSES
Investment advisory fee                                                 208,310
Service fees, Class A                                                   110,180
Distribution and service fees, Class B                                   15,991
Distribution and service fees, Class C                                    6,203
Financial agent fee                                                      41,481
Transfer agent                                                          112,489
Trustees                                                                 18,745
Professional                                                             18,411
Registration                                                             17,072
Printing                                                                 15,511
Custodian                                                                 9,856
Miscellaneous                                                            15,673
                                                                    -----------
     Total expenses                                                     589,922
     Custodian fees paid indirectly                                         (28)
                                                                    -----------
     Net expenses                                                       589,894
                                                                    -----------
NET INVESTMENT INCOME                                                 1,667,997
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                        596,508
Net change in unrealized appreciation (depreciation) on
   investments                                                       (1,829,707)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (1,233,199)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $   434,798
                                                                    ===========

                       See Notes to Financial Statements                      23

Phoenix Core Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                Ended
                                                                                            April 30, 2005      Year Ended
                                                                                              (Unaudited)    October 31, 2004
                                                                                            --------------   ----------------

FROM OPERATIONS
   Net investment income (loss)                                                               $ 1,667,997      $  4,395,841
   Net realized gain (loss)                                                                       596,508        (1,244,159)
   Net change in unrealized appreciation (depreciation)                                        (1,829,707)          798,956
                                                                                              -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    434,798         3,950,638
                                                                                              -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (2,564,747)       (4,996,770)
   Net investment income, Class B                                                                 (81,515)         (216,906)
   Net investment income, Class C                                                                 (31,701)          (62,999)
                                                                                              -----------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (2,677,963)       (5,276,675)
                                                                                              -----------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (128,257 and 437,296 shares, respectively)                     1,094,374         3,799,926
   Net asset value of shares issued from reinvestment of distributions
     (195,282 and 369,882 shares, respectively)                                                 1,657,609         3,211,481
   Cost of shares repurchased (797,994 and 2,021,715 shares, respectively)                     (6,788,385)      (17,595,925)
                                                                                              -----------      ------------
Total                                                                                          (4,036,402)      (10,584,518)
                                                                                              -----------      ------------
CLASS B
   Proceeds from sales of shares (10,636 and 42,029 shares, respectively)                          90,446           366,235
   Net asset value of shares issued from reinvestment of distributions
     (7,500 and 17,637 shares, respectively)                                                       63,302           152,463
   Cost of shares repurchased (89,810 and 393,810 shares, respectively)                          (761,553)       (3,403,724)
                                                                                              -----------      ------------
Total                                                                                            (607,805)       (2,885,026)
                                                                                              -----------      ------------
CLASS C
   Proceeds from sales of shares (4,865 and 30,771 shares, respectively)                           40,960           269,325
   Net asset value of shares issued from reinvestment of distributions
     (2,731 and 5,175 shares, respectively)                                                        23,113            44,842
   Cost of shares repurchased (9,647 and 44,054 shares, respectively)                             (82,093)         (379,200)
                                                                                              -----------      ------------
Total                                                                                             (18,020)          (65,033)
                                                                                              -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (4,662,227)      (13,534,577)
                                                                                              ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (6,905,392)      (14,860,614)

NET ASSETS
   Beginning of period                                                                         97,244,373       112,104,987
                                                                                              -----------      ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($251,494) AND $758,472, RESPECTIVELY]            $90,338,981      $ 97,244,373
                                                                                              ===========      ============

24                       See Notes to Financial Statements

Phoenix Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $ 8.65         $ 8.76        $ 8.93        $ 9.43         $ 8.86         $ 9.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.15(2)        0.37(2)       0.39(2)       0.58           0.60           0.59
   Net realized and unrealized gain (loss)          (0.11)         (0.03)        (0.04)        (0.49)          0.55          (0.16)
                                                   ------         ------        ------        ------         ------         ------
TOTAL FROM INVESTMENT OPERATIONS                     0.04           0.34          0.35          0.09           1.15           0.43
                                                   ------         ------        ------        ------         ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.25)         (0.45)        (0.52)        (0.59)         (0.58)         (0.61)
                                                   ------         ------        ------        ------         ------         ------
     TOTAL DISTRIBUTIONS                            (0.25)         (0.45)        (0.52)        (0.59)         (0.58)         (0.61)
                                                   ------         ------        ------        ------         ------         ------
Change in net asset value                           (0.21)         (0.11)        (0.17)        (0.50)          0.57          (0.18)
                                                   ------         ------        ------        ------         ------         ------
NET ASSET VALUE, END OF PERIOD                     $ 8.44         $ 8.65        $ 8.76        $ 8.93         $ 9.43         $ 8.86
                                                   ======         ======        ======        ======         ======         ======
Total return(1)                                      0.43%(5)       3.95%         3.96%         1.07%         13.36%          4.98%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $86,109        $92,278      $104,092      $115,184       $129,913       $119,734

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.24%(4)       1.18%         1.16%         1.15%          1.15%          1.17%
   Net investment income                             3.64%(4)       4.29%         4.37%         5.40%          5.78%          6.01%
Portfolio turnover                                     41%(5)         45%          101%           70%           143%           146%

                                                                                     CLASS B
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004         2003         2002(3)        2001         2000
Net asset value, beginning of period             $ 8.59           $ 8.71        $ 8.89        $ 9.39        $ 8.82          $ 8.97
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.12(2)          0.31(2)       0.32(2)       0.51          0.53            0.50
   Net realized and unrealized gain (loss)        (0.10)           (0.05)        (0.05)        (0.49)         0.55           (0.14)
                                                 ------           ------        ------        ------        ------          ------
TOTAL FROM INVESTMENT OPERATIONS                   0.02             0.26          0.27          0.02          1.08            0.36
                                                 ------           ------        ------        ------        ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.22)           (0.38)        (0.45)        (0.52)        (0.51)          (0.51)
                                                 ------           ------        ------        ------        ------          ------
     TOTAL DISTRIBUTIONS                          (0.22)           (0.38)        (0.45)        (0.52)        (0.51)          (0.51)
                                                 ------           ------        ------        ------        ------          ------
Change in net asset value                         (0.20)           (0.12)        (0.18)        (0.50)         0.57           (0.15)
                                                 ------           ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD                   $ 8.39           $ 8.59        $ 8.71        $ 8.89        $ 9.39          $ 8.82
                                                 ======           ======        ======        ======        ======          ======
Total return(1)                                    0.19%(5)         3.10%         3.08%         0.31%        12.58%           4.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $2,980           $3,668        $6,628        $9,471        $9,867          $7,633

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.99%(4)         1.93%         1.91%         1.90%         1.90%           1.91%
   Net investment income                           2.88%(4)         3.57%         3.62%         4.65%         5.02%           5.25%
Portfolio turnover                                   41%(5)           45%          101%           70%          143%            146%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B; to decrease net investment income (loss) per share from $0.59 to $0.58 per share for Class A; and, to increase net realized and unrealized gain (loss) from $(0.50) to $(0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain
    (loss) per share for Class B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                       See Notes to Financial Statements                      25

Phoenix Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $ 8.62         $ 8.73        $ 8.91        $ 9.41         $ 8.84         $ 8.99
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.12(2)        0.31(2)       0.32(2)       0.51           0.55           0.48
   Net realized and unrealized gain (loss)          (0.10)         (0.04)        (0.05)        (0.49)          0.52          (0.11)
                                                   ------         ------        ------        ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                0.02           0.27          0.27          0.02           1.07           0.37
                                                   ------         ------        ------        ------         ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.22)         (0.38)        (0.45)        (0.52)         (0.50)         (0.52)
                                                   ------         ------        ------        ------         ------         ------
     TOTAL DISTRIBUTIONS                            (0.22)         (0.38)        (0.45)        (0.52)         (0.50)         (0.52)
                                                   ------         ------        ------        ------         ------         ------
Change in net asset value                           (0.20)         (0.11)        (0.18)        (0.50)          0.57          (0.15)
                                                   ------         ------        ------        ------         ------         ------
NET ASSET VALUE, END OF PERIOD                     $ 8.42         $ 8.62        $ 8.73        $ 8.91         $ 9.41         $ 8.84
                                                   ======         ======        ======        ======         ======         ======
Total return(1)                                      0.19%(5)       3.21%         3.06%         0.31%         12.49%          4.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $1,250         $1,298        $1,385        $1,212           $496           $226

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.99%(4)       1.93%         1.91%         1.90%          1.90%          1.91%
   Net investment income                             2.89%(4)       3.57%         3.63%         4.66%          5.02%          5.31%
Portfolio turnover                                     41%(5)         45%          101%           70%           143%           146%






(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C. There was no effect on net investment income (loss) per share and net realized and unrealized gain
    (loss) per share for Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

26                      See Notes to Financial Statements

PHOENIX-ENGEMANN CAPITAL GROWTH FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Capital Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                               Beginning            Ending        Expenses Paid
   Capital Growth Fund       Account Value       Account Value       During
         Class A            October 31, 2004    April 30, 2005       Period*
------------------------    ----------------    --------------    ------------
Actual                          $1,000.00          $  985.93          $6.75
Hypothetical (5% return
  before expenses)               1,000.00           1,017.91           6.88

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.37%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning            Ending        Expenses Paid
   Capital Growth Fund       Account Value       Account Value       During
         Class B            October 31, 2004    April 30, 2005       Period*
------------------------    ----------------    --------------    ------------
Actual                          $1,000.00          $  982.52         $10.43
Hypothetical (5% return
  before expenses)               1,000.00           1,014.14          10.65

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.12%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix-Engemann Capital Growth Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                       4/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Information Technology          32%
Consumer Discretionary          18
Consumer Staples                16
Health-Care                     14
Industrials                     11
Financials                       8
Other                            1


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                     ----------  ------------
DOMESTIC COMMON STOCKS--93.7%

AIR FREIGHT & COURIERS--4.2%
FedEx Corp. .......................................    155,000   $ 13,167,250
United Parcel Service, Inc. Class B ...............    195,000     13,905,450
                                                                 ------------
                                                                   27,072,700
                                                                 ------------
BIOTECHNOLOGY--7.1%
Amgen, Inc.(b) ....................................    470,000     27,358,700
Genentech, Inc.(b) ................................    125,000      8,867,500
Gilead Sciences, Inc.(b) ..........................    260,000      9,646,000
                                                                 ------------
                                                                   45,872,200
                                                                 ------------
BROADCASTING & CABLE TV--6.1%
Comcast Corp. Class A(b) ..........................    440,000     14,128,400
EchoStar Communications Corp. Class A .............    375,000     10,856,250
Univision Communications, Inc. Class A ............    545,000     14,328,050
                                                                 ------------
                                                                   39,312,700
                                                                 ------------
COMMUNICATIONS EQUIPMENT--4.8%
Avaya, Inc.(b) ....................................    565,000      4,904,200
Cisco Systems, Inc.(b) ............................  1,105,000     19,094,400
QUALCOMM, Inc. ....................................    195,000      6,803,550
                                                                 ------------
                                                                   30,802,150
                                                                 ------------
COMPUTER HARDWARE--3.4%
Dell, Inc.(b) .....................................    625,000     21,768,750

COMPUTER STORAGE & PERIPHERALS--1.2%
EMC Corp.(b) ......................................    565,000      7,412,800


                                                       SHARES        VALUE
                                                     ----------  ------------
CONSUMER FINANCE--6.0%
American Express Co. ..............................    445,000   $ 23,451,500
SLM Corp. .........................................    315,000     15,006,600
                                                                 ------------
                                                                   38,458,100
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.7%
First Data Corp. ..................................    465,000     17,683,950

DIVERSIFIED BANKS--2.1%
Wells Fargo & Co. .................................    225,000     13,486,500

DRUG RETAIL--2.0%
Walgreen Co. ......................................    300,000     12,918,000

FOOD DISTRIBUTORS--3.5%
Sysco Corp. .......................................    650,000     22,490,000

FOOD RETAIL--1.4%
Whole Foods Market, Inc. ..........................     90,000      8,974,800

GENERAL MERCHANDISE STORES--2.1%
Target Corp. ......................................    290,000     13,458,900

HEALTH CARE EQUIPMENT--4.7%
Medtronic, Inc. ...................................    575,000     30,302,500

HOME IMPROVEMENT RETAIL--4.1%
Lowe's Cos., Inc. .................................    510,000     26,576,100

HOTELS, RESORTS & CRUISE LINES--1.9%
Carnival Corp. ....................................    255,000     12,464,400

HYPERMARKETS & SUPER CENTERS--2.4%
Wal-Mart Stores, Inc. .............................    330,000     15,556,200


28                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund


                                                       SHARES        VALUE
                                                     ----------  ------------
INDUSTRIAL CONGLOMERATES--6.3%
General Electric Co. ..............................  1,120,000   $ 40,544,000

INTERNET RETAIL--0.9%
eBay, Inc.(b) .....................................    175,000      5,552,750

INTERNET SOFTWARE & SERVICES--2.8%
Yahoo!, Inc.(b) ...................................    515,000     17,772,650

PERSONAL PRODUCTS--3.5%
Avon Products, Inc. ...............................    555,000     22,244,400

PHARMACEUTICALS--2.4%
Pfizer, Inc. ......................................    570,000     15,486,900

SEMICONDUCTORS--6.5%
Intel Corp. .......................................  1,055,000     24,813,600
Texas Instruments, Inc. ...........................    675,000     16,848,000
                                                                 ------------
                                                                   41,661,600
                                                                 ------------
SOFT DRINKS--2.9%
PepsiCo, Inc. .....................................    330,000     18,361,200

SPECIALTY STORES--2.9%
Staples, Inc. .....................................    967,500     18,450,225

SYSTEMS SOFTWARE--5.8%
Microsoft Corp. ...................................  1,475,000     37,317,500
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $519,897,814)                                    602,001,975
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--4.9%

APPLICATION SOFTWARE--2.5%
SAP AG ADR (Germany) ..............................    400,000     15,772,000

SEMICONDUCTORS--2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan) ......................................  1,830,000     15,756,300
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $30,874,751)                                      31,528,300
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $550,772,565)                                    633,530,275
-----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------    -----------
SHORT-TERM INVESTMENTS--1.8%

COMMERCIAL PAPER--1.8%
UBS Finance Delaware LLC 2.93%, 5/2/05 ............     $4,505   $  4,504,633
Verizon Network Funding Corp. 2.80%, 5/3/05 .......      2,055      2,054,680
International Lease Finance Corp. 2.83%, 5/6/05 ...      1,955      1,954,232
Private Export Funding Corp. 2.90%, 5/10/05 .......      2,980      2,977,840
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,491,385)                                      11,491,385
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $562,263,950)                                    645,021,660(a)

Other assets and liabilities, net--(0.4)%                          (2,295,373)
                                                                 ------------
NET ASSETS--100.0%                                               $642,726,287
                                                                 ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $101,866,719 and gross depreciation of $19,311,770 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $562,466,711.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.

                       See Notes to Financial Statements                      29

Phoenix-Engemann Capital Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $562,263,950)                                 $ 645,021,660
Cash                                                                    134,907
Receivables
   Dividends                                                             70,324
   Fund shares sold                                                      63,096
Trustee retainer                                                          2,220
Prepaid expenses                                                         26,199
                                                                  -------------
     Total assets                                                   645,318,406
                                                                  -------------
LIABILITIES
Payables
   Fund shares repurchased                                            1,276,530
   Transfer agent fee                                                   629,168
   Investment advisory fee                                              375,881
   Distribution and service fees                                        142,644
   Financial agent fee                                                   39,004
Accrued expenses                                                        128,892
                                                                  -------------
     Total liabilities                                                2,592,119
                                                                  -------------
NET ASSETS                                                        $ 642,726,287
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $989,916,042
Undistributed net investment income                                   4,313,193
Accumulated net realized loss                                      (434,260,658)
Net unrealized appreciation                                          82,757,710
                                                                  -------------
NET ASSETS                                                        $ 642,726,287
                                                                  =============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $629,358,649)                 44,919,581
Net asset value per share                                                $14.01
Offering price per share $14.01/(1-5.75%)                                $14.86

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,367,638)                   1,034,277
Net asset value and offering price per share                             $12.92


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $  9,657,916
Interest                                                                241,863
                                                                   ------------
     Total investment income                                          9,899,779
                                                                   ------------
EXPENSES
Investment advisory fee                                               2,823,858
Service fees, Class A                                                   989,478
Distribution and service fees, Class B                                   76,172
Financial agent fee                                                     253,134
Transfer agent                                                        1,141,129
Printing                                                                177,939
Custodian                                                                25,199
Registration                                                             18,891
Trustees                                                                 18,745
Professional                                                             17,665
Miscellaneous                                                            44,376
                                                                   ------------
     Total expenses                                                   5,586,586
                                                                   ------------
NET INVESTMENT INCOME                                                 4,313,193
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                     14,859,188
Net change in unrealized appreciation (depreciation) on
   investments                                                      (25,306,671)
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (10,447,483)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (6,134,290)
                                                                   ============


30                       See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                Ended
                                                                                            April 30, 2005      Year Ended
                                                                                              (Unaudited)    October 31, 2004
                                                                                            --------------   ----------------

FROM OPERATIONS
   Net investment income (loss)                                                              $   4,313,193     $  (3,751,149)
   Net realized gain (loss)                                                                     14,859,188        60,103,575
   Net change in unrealized appreciation (depreciation)                                        (25,306,671)      (37,414,717)
                                                                                             -------------     -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  (6,134,290)       18,937,709
                                                                                             -------------     -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,813,865 and 7,504,285 shares, respectively)                 26,602,352       109,912,832
   Cost of shares repurchased (16,313,546 and 12,626,870 shares, respectively)                (235,801,359)     (180,715,370)
                                                                                             -------------     -------------
Total                                                                                         (209,199,007)      (70,802,538)
                                                                                             -------------     -------------
CLASS B
   Proceeds from sales of shares (77,949 and 141,051 shares, respectively)                       1,054,743         1,886,969
   Cost of shares repurchased (283,312 and 731,928 shares, respectively)                        (3,831,741)       (9,787,991)
                                                                                             -------------     -------------
Total                                                                                           (2,776,998)       (7,901,022)
                                                                                             -------------     -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (211,976,005)      (78,703,560)
                                                                                             -------------     -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (218,110,295)      (59,765,851)

NET ASSETS
   Beginning of period                                                                         860,836,582       920,602,433
                                                                                             -------------     -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $4,313,193
     AND $0, RESPECTIVELY]                                                                   $ 642,726,287      $860,836,582
                                                                                             =============      ============


                       See Notes to Financial Statements                      31

Phoenix-Engemann Capital Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $14.21         $13.90        $11.89        $13.76         $29.14         $29.61
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                   0.08          (0.06)        (0.06)        (0.07)         (0.08)         (0.12)
   Net realized and unrealized gain (loss)          (0.28)          0.37          2.07         (1.80)        (13.76)          3.35
                                                   ------         ------        ------        ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS               (0.20)          0.31          2.01         (1.87)        (13.84)          3.23
                                                   ------         ------        ------        ------         ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --             --            --            --          (1.54)         (3.70)
                                                   ------         ------        ------        ------         ------         ------
     TOTAL DISTRIBUTIONS                               --             --            --            --          (1.54)         (3.70)
                                                   ------         ------        ------        ------         ------         ------
Change in net asset value                           (0.20)          0.31          2.01         (1.87)        (15.38)         (0.47)
                                                   ------         ------        ------        ------         ------         ------
NET ASSET VALUE, END OF PERIOD                     $14.01         $14.21        $13.90        $11.89         $13.76         $29.14
                                                   ======         ======        ======        ======         ======         ======
Total return(1)                                     (1.41)%(5)      2.23 %       16.90 %      (13.59)%       (49.46)%        10.43 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $629,359       $844,523     $896,872       $835,713     $1,198,984     $2,796,095

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.37 %(4)      1.34 %       1.36 %         1.29 %         1.17 %         1.06 %
   Net investment income (loss)                      1.08 %(4)     (0.39)%      (0.49)%        (0.51)%        (0.42)%        (0.39)%
Portfolio turnover                                     19 %(5)        57 %         39 %          109 %           63 %           75 %

                                                                                     CLASS B
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $13.16         $12.96        $11.17        $13.04         $27.90         $28.68
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                   0.02          (0.15)        (0.14)        (0.16)         (0.22)         (0.34)
   Net realized and unrealized gain (loss)          (0.26)          0.35          1.93         (1.71)        (13.10)          3.26
                                                   ------         ------        ------        ------         ------          ------
     TOTAL FROM INVESTMENT OPERATIONS               (0.24)          0.20          1.79         (1.87)        (13.32)          2.92
                                                   ------         ------        ------        ------         ------          ------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --             --            --            --          (1.54)         (3.70)
                                                   ------         ------        ------        ------         ------          ------
     TOTAL DISTRIBUTIONS                               --             --            --            --          (1.54)         (3.70)
                                                   ------         ------        ------        ------         ------          ------
Change in net asset value                           (0.24)          0.20          1.79         (1.87)        (14.86)         (0.78)
                                                   ------         ------        ------        ------         ------          ------
NET ASSET VALUE, END OF PERIOD                     $12.92         $13.16        $12.96        $11.17         $13.04         $27.90
                                                   ======         ======        ======        ======         ======         ======
Total return(1)                                     (1.75)%(5)      1.54 %       16.03 %      (14.34)%       (49.82)%         9.61 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $13,368        $16,314       $23,730       $26,844        $41,849       $100,558

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.12 %(4)      2.09 %        2.11 %        2.05 %         1.92 %         1.81 %
   Net investment income (loss)                      0.33 %(4)     (1.13)%       (1.24)%       (1.26)%        (1.16)%        (1.14)%
Portfolio turnover                                     19 %(5)        57 %          39 %         109 %           63 %           75 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income (loss) to average net assets from (0.50)% to (0.51)% for Class A and from (1.25)% to (1.26)% for Class B, respectively. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

32                      See Notes to Financial Statements

PHOENIX-ENGEMANN MID-CAP GROWTH FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Mid-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                                Beginning           Ending        Expenses Paid
  Mid-Cap Growth Fund         Account Value      Account Value       During
        Class A             October 31, 2004    April 30, 2005       Period*
------------------------    ----------------    --------------    -------------
Actual                          $1,000.00          $1,076.87          $7.94
Hypothetical (5% return
  before expenses)               1,000.00           1,017.05           7.74

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.54%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.
                                Beginning           Ending        Expenses Paid
  Mid-Cap Growth Fund         Account Value      Account Value       During
        Class B             October 31, 2004    April 30, 2005       Period*
------------------------    ----------------    --------------    -------------
Actual                          $1,000.00          $1,072.25         $11.78
Hypothetical (5% return
  before expenses)               1,000.00           1,013.28          11.51

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.29%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                Beginning           Ending        Expenses Paid
  Mid-Cap Growth Fund         Account Value      Account Value       During
        Class C             October 31, 2004    April 30, 2005       Period*
------------------------    ----------------    --------------    -------------
Actual                          $1,000.00          $1,073.19         $11.80
Hypothetical (5% return
  before expenses)               1,000.00           1,013.27          11.52

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.29%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix-Engemann Mid-Cap Growth Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                       4/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Information Technology          26%
Consumer Discretionary          25
Health-Care                     22
Industrials                     14
Financials                       4
Energy                           3
Consumer Staples                 2
Other                            4


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                       -------   ------------
DOMESTIC COMMON STOCKS--92.1%

AEROSPACE & DEFENSE--1.4%
Precision Castparts Corp. .........................     30,000   $  2,209,800

AIR FREIGHT & COURIERS--2.5%
Expeditors International of Washington, Inc. ......     80,000      3,928,800

APPAREL RETAIL--1.9%
Chico's FAS, Inc.(b) ..............................    120,000      3,075,600

APPAREL, ACCESSORIES & LUXURY GOODS--2.0%
Coach, Inc.(b) ....................................    120,000      3,216,000

APPLICATION SOFTWARE--8.1%
Autodesk, Inc. ....................................     90,000      2,864,700
Citrix Systems, Inc.(b) ...........................     50,000      1,125,000
Macromedia, Inc. ..................................    100,000      3,961,000
Mercury Interactive Corp.(b) ......................     75,000      3,099,750
NAVTEQ Corp.(b) ...................................     50,000      1,821,000
                                                                 ------------
                                                                   12,871,450
                                                                 ------------
AUTOMOTIVE RETAIL--1.7%
Advance Auto Parts, Inc.(b) .......................     50,000      2,667,500

BIOTECHNOLOGY--0.8%
ImClone Systems, Inc.(b) ..........................     40,000      1,274,000

BROADCASTING & CABLE TV--2.0%
Univision Communications, Inc. Class A ............    120,000      3,154,800


                                                        SHARES      VALUE
                                                       -------   ------------
CASINOS & GAMING--5.5%
Boyd Gaming Corp. .................................     60,000   $  3,166,800
MGM MIRAGE(b) .....................................     25,000      1,745,250
Station Casinos, Inc. .............................     60,000      3,871,800
                                                                 ------------
                                                                    8,783,850
                                                                 ------------
COMMUNICATIONS EQUIPMENT--1.5%
Avaya, Inc.(b) ....................................    280,000      2,430,400

COMPUTER STORAGE & PERIPHERALS--1.6%
Network Appliance, Inc.(b) ........................     30,000        798,900
QLogic Corp.(b) ...................................     50,000      1,662,000
                                                                 ------------
                                                                    2,460,900
                                                                 ------------
CONSUMER FINANCE--1.3%
First Marblehead Corp. (The)(b) ...................     55,000      2,119,150

DIVERSIFIED COMMERCIAL SERVICES--4.1%
Corporate Executive Board Co. (The) ...............    100,000      6,573,000

ELECTRONIC EQUIPMENT MANUFACTURERS--0.9%
Symbol Technologies, Inc. .........................    110,000      1,470,700

EMPLOYMENT SERVICES--2.8%
Manpower, Inc. ....................................     45,000      1,734,750
Monster Worldwide, Inc.(b) ........................    120,000      2,761,200
                                                                 ------------
                                                                    4,495,950
                                                                 ------------
FOOD RETAIL--1.6%
Whole Foods Market, Inc. ..........................     25,000      2,493,000


34                       See Notes to Financial Statements

Phoenix-Engemann Mid-Cap Growth Fund


                                                        SHARES      VALUE
                                                       -------   ------------
HEALTH CARE EQUIPMENT--5.4%
Beckman Coulter, Inc. .............................     30,000   $  2,001,300
Kinetic Concepts, Inc.(b) .........................     60,000      3,687,000
Varian Medical Systems, Inc.(b) ...................     85,000      2,867,900
                                                                 ------------
                                                                    8,556,200
                                                                 ------------
HEALTH CARE FACILITIES--2.6%
Triad Hospitals, Inc.(b) ..........................     80,000      4,100,000

HEALTH CARE SERVICES--6.9%
Accredo Health, Inc.(b) ...........................     40,000      1,812,000
Express Scripts, Inc.(b) ..........................     25,000      2,241,000
Laboratory Corporation of America Holdings(b) .....     35,000      1,732,500
Medco Health Solutions, Inc.(b) ...................     60,000      3,058,200
Quest Diagnostics, Inc. ...........................     20,000      2,116,000
                                                                 ------------
                                                                   10,959,700
                                                                 ------------
HOMEBUILDING--0.6%
Hovnanian Enterprises, Inc. Class A(b) ............     20,000      1,015,400

HOMEFURNISHING RETAIL--0.9%
Bed Bath & Beyond, Inc.(b) ........................     40,000      1,488,400

INTERNET SOFTWARE & SERVICES--1.7%
Ask Jeeves, Inc.(b) ...............................    100,000      2,719,000

MOVIES & ENTERTAINMENT--2.3%
DreamWorks Animation SKG, Inc. Class A(b) .........     60,000      2,250,000
Regal Entertainment Group Class A .................     70,000      1,420,300
                                                                 ------------
                                                                    3,670,300
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.6%
EOG Resources, Inc. ...............................     10,000        475,500
Pioneer Natural Resources Co. .....................     61,000      2,480,260
XTO Energy, Inc. ..................................     40,000      1,206,800
                                                                 ------------
                                                                    4,162,560
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
CapitalSource, Inc.(b) ............................     50,000      1,050,000

PHARMACEUTICALS--6.8%
Barr Pharmaceuticals, Inc.(b) .....................     80,000      4,148,800
Medicis Pharmaceutical Corp. Class A ..............     80,000      2,248,000
Sepracor, Inc.(b) .................................     55,000      3,295,600
Valeant Pharmaceuticals International .............     55,000      1,141,250
                                                                 ------------
                                                                   10,833,650
                                                                 ------------


                                                        SHARES      VALUE
                                                       -------   ------------
RESTAURANTS--4.4%
Applebee's International, Inc. ....................    125,000   $  3,097,500
Cheesecake Factory, Inc. (The)(b) .................    125,000      3,836,250
                                                                 ------------
                                                                    6,933,750
                                                                 ------------
SEMICONDUCTORS--7.9%
Altera Corp.(b) ...................................    135,000      2,798,550
Microchip Technology, Inc. ........................    120,000      3,417,600
National Semiconductor Corp. ......................    170,000      3,243,600
Xilinx, Inc. ......................................    115,000      3,098,100
                                                                 ------------
                                                                   12,557,850
                                                                 ------------
SPECIALIZED CONSUMER SERVICES--1.1%
Block (H&R), Inc. .................................     35,000      1,743,350

SPECIALIZED FINANCE--1.5%
CIT Group, Inc. ...................................     60,000      2,416,800

SPECIALTY STORES--3.9%
PETsMART, Inc. ....................................    100,000      2,665,000
Tiffany & Co. .....................................     80,000      2,412,000
Weight Watchers International, Inc.(b) ............     25,000      1,043,750
                                                                 ------------
                                                                    6,120,750
                                                                 ------------
SYSTEMS SOFTWARE--1.1%
Novell, Inc.(b) ...................................    300,000      1,773,000

TRADING COMPANIES & DISTRIBUTORS--2.0%
Fastenal Co. ......................................     60,000      3,213,600
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $124,817,846)                                    146,539,210
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--3.0%

HOME ENTERTAINMENT SOFTWARE--0.6%
Shanda Interactive Entertainment Ltd.
(China)(b)(d) .....................................     30,000        965,100

SEMICONDUCTORS--2.4%
ARM Holdings plc ADR (United Kingdom) .............    295,000      1,593,000
Marvell Technology Group Ltd. (Japan)(b) ..........     65,000      2,176,200
                                                                 ------------
                                                                    3,769,200
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,680,241)                                        4,734,300
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.1%
(IDENTIFIED COST $127,498,087)                                    151,273,510
-----------------------------------------------------------------------------


                       See Notes to Financial Statements                      35

Phoenix-Engemann Mid-Cap Growth Fund


                                                        SHARES      VALUE
                                                       -------   ------------
SHORT-TERM INVESTMENTS--5.8%

MONEY MARKET MUTUAL FUNDS--0.6%
AIM Short Term Investment Trust Liquid Assets
Portfolio-Institutional Shares (2.76% seven day
effective yield)(e) ...............................    576,438   $    576,438

AIM Short Term Investment Trust Prime Assets
Portfolio-Institutional Shares (2.77% seven day
effective yield)(e) ...............................    275,473        275,473

AIM Short Term Investment Trust Treasury Assets
Portfolio-Institutional Shares (2.58% seven day
effective yield)(e) ...............................    100,535        100,535
                                                                 ------------
                                                                      952,446
                                                                 ------------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
COMMERCIAL PAPER--5.2%
UBS Finance Delaware LLC 2.93%, 5/2/05 ............     $3,385   $  3,384,724
Goldman Sachs Group, Inc. 2.90%, 5/4/05 ...........      2,135      2,134,486
Private Export Funding Corp. 2.88%, 5/10/05 .......        650        649,532
Private Export Funding Corp. 2.90%, 5/10/05 .......      2,035      2,033,525
                                                                 ------------
                                                                    8,202,267
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,154,713)                                        9,154,713
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $136,652,800)                                    160,428,223(a)
Other assets and liabilities, net--(0.9)%                          (1,394,728)
                                                                 ------------
NET ASSETS--100.0%                                               $159,033,495
                                                                 ============









(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,185,280 and gross depreciation of $5,780,919 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $137,023,862.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.
(d) All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.

36                       See Notes to Financial Statements

Phoenix-Engemann Mid-Cap Growth Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   including $933,269 of securities on loan
   (Identified cost $136,652,800)                                  $160,428,223
Cash                                                                     32,061
Receivables
   Dividends                                                             21,992
   Fund shares sold                                                      10,571
Trustee retainer                                                          2,220
Prepaid expenses                                                         21,360
                                                                   ------------
     Total assets                                                   160,516,427
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              186,122
   Collateral on securities loaned                                      952,446
   Transfer agent fee                                                   132,669
   Investment advisory fee                                              111,955
   Distribution and service fees                                         42,639
   Financial agent fee                                                   10,199
Accrued expenses                                                         46,902
                                                                   ------------
     Total liabilities                                                1,482,932
                                                                   ------------
NET ASSETS                                                         $159,033,495
                                                                   ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $234,543,114
Accumulated net investment loss                                      (1,011,358)
Accumulated net realized loss                                       (98,273,684)
Net unrealized appreciation                                          23,775,423
                                                                   ------------
NET ASSETS                                                         $159,033,495
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $145,097,955)                 10,056,144
Net asset value per share                                                $14.43
Offering price per share $14.43/(1-5.75%)                                $15.31

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,558,817)                   1,038,377
Net asset value and offering price per share                             $13.06

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $376,723)                         28,880
Net asset value and offering price per share                             $13.04


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                           $   314,737
Interest                                                                 65,234
Securities lending                                                       11,968
                                                                    -----------
     Total investment income                                            391,939
                                                                    -----------
EXPENSES
Investment advisory fee                                                 722,482
Service fees, Class A                                                   198,568
Distribution and service fees, Class B                                   75,907
Distribution and service fees, Class C                                    1,933
Financial agent fee                                                      65,742
Transfer agent                                                          228,795
Printing                                                                 29,694
Trustees                                                                 18,745
Registration                                                             18,228
Professional                                                             17,664
Custodian                                                                11,433
Miscellaneous                                                            14,106
                                                                    -----------
     Total expenses                                                   1,403,297
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,011,358)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                     20,326,742
Net change in unrealized appreciation (depreciation) on
   investments                                                       (4,941,162)
                                                                    -----------
NET GAIN ON INVESTMENTS                                              15,385,580
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $14,374,222
                                                                    ===========


                       See Notes to Financial Statements                      37

Phoenix-Engemann Mid-Cap Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                Ended
                                                                                            April 30, 2005      Year Ended
                                                                                              (Unaudited)    October 31, 2004
                                                                                            --------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                              $ (1,011,358)     $ (2,610,126)
   Net realized gain (loss)                                                                    20,326,742        18,963,105
   Net change in unrealized appreciation (depreciation)                                        (4,941,162)      (25,205,274)
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 14,374,222        (8,852,295)
                                                                                             ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (294,217 and 1,051,691 shares, respectively)                   4,292,210        14,563,008
   Cost of shares repurchased (2,640,739 and 2,867,497 shares, respectively)                  (38,602,362)      (38,959,255)
                                                                                             ------------      ------------
Total                                                                                         (34,310,152)      (24,396,247)
                                                                                             ------------      ------------
CLASS B
   Proceeds from sales of shares (51,911 and 136,988 shares, respectively)                        693,029         1,726,404
   Cost of shares repurchased (290,611 and 463,409 shares, respectively)                       (3,867,479)       (5,804,265)
                                                                                             ------------      ------------
Total                                                                                          (3,174,450)       (4,077,861)
                                                                                             ------------      ------------
CLASS C
   Proceeds from sales of shares (1,550 and 10,806 shares, respectively)                           20,657           133,205
   Cost of shares repurchased (1,464 and 21,800 shares, respectively)                             (19,571)         (271,440)
                                                                                             ------------      ------------
Total                                                                                               1,086          (138,235)
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (37,483,516)      (28,612,343)
                                                                                             ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (23,109,294)      (37,464,638)

NET ASSETS
   Beginning of period                                                                        182,142,789       219,607,427
                                                                                             ------------      ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF ($1,011,358) AND $0, RESPECTIVELY]                             $159,033,495      $182,142,789
                                                                                             ============      ============

38                       See Notes to Financial Statements

Phoenix-Engemann Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $13.40         $13.97        $ 9.94        $12.66         $31.99         $24.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.08)         (0.17)        (0.14)        (0.15)         (0.12)         (0.14)
   Net realized and unrealized gain (loss)           1.11          (0.40)         4.17         (2.57)        (17.12)         10.50
                                                   ------         ------        ------        ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                1.03          (0.57)         4.03         (2.72)        (17.24)         10.36
                                                   ------         ------        ------        ------         ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --             --            --            --          (2.09)         (2.91)
                                                   ------         ------        ------        ------         ------         ------
     TOTAL DISTRIBUTIONS                               --             --            --            --          (2.09)         (2.91)
                                                   ------         ------        ------        ------         ------         ------
Change in net asset value                            1.03          (0.57)         4.03         (2.72)        (19.33)          7.45
                                                   ------         ------        ------        ------         ------         ------
NET ASSET VALUE, END OF PERIOD                     $14.43         $13.40        $13.97        $ 9.94         $12.66         $31.99
                                                   ======         ======        ======        ======         ======         ======
Total return(1)                                      7.69 %(5)     (4.08)%       40.54 %      (21.49)%       (56.48)%        42.90 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $145,098       $166,244      $198,602      $159,767       $250,174       $622,964
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.54 %(4)      1.50 %        1.56 %        1.51 %         1.36 %         1.13 %
   Net investment income (loss)                     (1.09)%(4)     (1.22)%       (1.24)%       (1.22)%        (0.64)%        (0.43)%
Portfolio turnover                                     26 %(5)       181 %         175 %         172 %          183 %          158 %

                                                                                     CLASS B
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $12.18         $12.78        $ 9.16        $11.75        $30.13          $23.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                  (0.12)         (0.25)        (0.20)        (0.23)        (0.24)          (0.38)
   Net realized and unrealized gain (loss)           1.00          (0.35)         3.82         (2.36)       (16.05)          10.02
                                                   ------         ------        ------        ------        ------          ------
     TOTAL FROM INVESTMENT OPERATIONS                0.88          (0.60)         3.62         (2.59)       (16.29)           9.64
                                                   ------         ------        ------        ------        ------          ------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --             --            --            --         (2.09)          (2.91)
                                                   ------         ------        ------        ------        ------          ------
     TOTAL DISTRIBUTIONS                               --             --            --            --         (2.09)          (2.91)
                                                   ------         ------        ------        ------        ------          ------
Change in net asset value                            0.88          (0.60)         3.62         (2.59)       (18.38)           6.73
                                                   ------         ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD                     $13.06         $12.18        $12.78        $ 9.16        $11.75          $30.13
                                                   ======         ======        ======        ======        ======          ======
Total return(1)                                      7.23 %(5)     (4.69)%       39.52 %      (22.04)%      (56.84)%         41.89 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $13,559        $15,549       $20,497       $18,470       $28,116         $64,351
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.29 %(4)      2.24 %        2.31 %        2.26 %        2.11 %          1.88 %
   Net investment income (loss)                     (1.85)%(4)     (1.97)%       (1.99)%       (1.98)%       (1.40)%         (1.20)%
Portfolio turnover                                     26 %(5)       181 %         175 %         172 %         183 %           158 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease the ratio of net investment income to average net assets from (1.97)% to (1.98)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A or B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                      See Notes to Financial Statements                       39

Phoenix-Engemann Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS C
                                                     ------------------------------------------------------------------
                                                       SIX MONTHS                                               FROM
                                                         ENDED             YEAR ENDED OCTOBER 31,            INCEPTION
                                                     APRIL 30, 2005    --------------------------------       1/2/01 TO
                                                       (UNAUDITED)      2004         2003        2002(3)      10/31/01
Net asset value, beginning of period                     $12.16        $12.77       $ 9.16       $11.75        $19.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.12)        (0.24)       (0.21)       (0.22)        (0.20)
   Net realized and unrealized gain (loss)                 1.00         (0.37)        3.82        (2.37)        (7.53)
                                                         ------        ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                      0.88         (0.61)        3.61        (2.59)        (7.73)
                                                         ------        ------       ------       ------        ------
Change in net asset value                                  0.88         (0.61)        3.61        (2.59)        (7.73)
                                                         ------        ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                           $13.04        $12.16       $12.77       $ 9.16        $11.75
                                                         ======        ======       ======       ======        ======
Total return(1)                                            7.32 %(5)    (4.78)%      39.41 %     (22.04)%      (39.62)%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $377          $350         $508         $323          $275
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.29 %(4)     2.24 %       2.30 %       2.27 %        2.16 %(4)
   Net investment income (loss)                           (1.85)%(4)    (1.97)%      (1.99)%      (1.98)%       (1.41)%(4)
Portfolio turnover                                           26 %(5)      181 %        175 %        172 %         183 %(5)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. There was no effect on net investment income (loss) per share, net realized and unrealized gain (loss) per share or the ratio of net investment income to average net assets for Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

40                      See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the High Yield Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                               Beginning          Ending         Expenses Paid
    High Yield Fund          Account Value     Account Value        During
       Class A             October 31, 2004    April 30, 2005       Period*
-----------------------    ----------------    --------------    -------------
Actual                         $1,000.00         $  992.53           $6.70
Hypothetical (5% return
  before expenses)              1,000.00          1,017.98            6.81

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.36%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning          Ending         Expenses Paid
    High Yield Fund          Account Value     Account Value        During
       Class B             October 31, 2004    April 30, 2005       Period*
-----------------------    ----------------    --------------    -------------
Actual                         $1,000.00         $  986.89          $10.37
Hypothetical (5% return
  before expenses)              1,000.00          1,014.23           10.57

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.10%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning          Ending         Expenses Paid
    High Yield Fund          Account Value     Account Value        During
       Class C             October 31, 2004    April 30, 2005       Period*
-----------------------    ----------------    --------------    -------------
Actual                         $1,000.00         $  988.96          $10.40
Hypothetical (5% return
  before expenses)              1,000.00          1,014.21           10.59

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.11%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix-Goodwin High Yield Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS(UNAUDITED)                                        4/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Domestic Corporate Bonds        80%
Foreign Corporate Bonds         13
Non-Agency Mortgage-Backed
  Securities                     2
Foreign Government Securities    1
Domestic Convertible Bonds       1
Other                            3


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
DOMESTIC CORPORATE BONDS--79.0%

AEROSPACE & DEFENSE--0.6%
Transdigm, Inc. 8.375%, 7/15/11 ...................     $1,000   $  1,065,000

AIRLINES--1.5%
American Airlines, Inc. 01-1 6.977%, 5/23/21 ......      1,136      1,034,995
JetBlue Airways Corp. 04-1 7.26%, 3/15/08(d) ......        968        991,484
JetBlue Airways Corp. 04-2, C 5.894%, 5/15/10(d) ..        500        498,750
                                                                 ------------
                                                                    2,525,229
                                                                 ------------
AIRPORT SERVICES--0.3%
Worldspan LP/Worldspan Finance Corp. 144A
9.024%, 2/15/11(b)(d) .............................        500        427,500

ALTERNATIVE CARRIERS--0.6%
Time Warner Telecom Holdings, Inc. 6.794%,
2/15/11(d) ........................................        500        495,000

Time Warner Telecom, Inc. 10.125%, 2/1/11 .........        500        467,500
                                                                 ------------
                                                                      962,500
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Phillips-Van Heusen Corp. 7.25%, 2/15/11 ..........        500        502,500

APPLICATION SOFTWARE--0.6%
Activant Solutions, Inc. 144A 9.09%, 4/1/10(b)(d) .      1,000      1,022,500

AUTO PARTS & EQUIPMENT--2.1%
ArvinMeritor, Inc. 8.75%, 3/1/12 ..................        950        890,625

CB Cambridge Industries Liquidating Trust Interests
0%, 12/24/05(e)(f)(h)(j) ..........................      5,164          1,033

Dura Operating Corp. Series D 9%, 5/1/09 ..........      1,000        707,500


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
AUTO PARTS & EQUIPMENT--CONTINUED
Mark IV Industries, Inc. 7.50%, 9/1/07 ............     $  750   $    718,125
Tenneco Automotive, Inc. Series B 10.25%, 7/15/13 .      1,000      1,097,500
                                                                 ------------
                                                                    3,414,783
                                                                 ------------
AUTOMOBILE MANUFACTURERS--0.4%
General Motors Corp. 7.125%, 7/15/13 ..............        750        595,456

AUTOMOTIVE RETAIL--0.8%
AutoNation, Inc. 9%, 8/1/08 .......................      1,000      1,092,500
Pep Boys (The) Manny Moe Jack 7.50%, 12/15/14 .....        300        289,500
                                                                 ------------
                                                                    1,382,000
                                                                 ------------
BROADCASTING & CABLE TV--5.2%
Charter Communications Holdings LLC/Charter
Communication Holdings Capital Corp. 10%, 4/1/09 ..      1,750      1,312,500

Charter Communications Holdings LLC/Charter
Communication Holdings Capital Corp. 10.25%,
9/15/10 ...........................................        750        752,812

Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp. 9.92%,
4/1/11(d) .........................................        500        355,000

CSC Holdings, Inc. Series B 7.625%, 4/1/11 ........        750        765,000

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
8.375%, 3/15/13 ...................................        700        761,250

Echostar DBS Corp. 6.375%, 10/1/11 ................      1,000        992,500

Insight Midwest LP/Insight Capital, Inc. 10.50%,
11/1/10 ...........................................      1,000      1,070,000

42                      See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
BROADCASTING & CABLE TV--CONTINUED
Liberty Media Corp. 5.70%, 5/15/13 ................     $  750   $    710,298

Mediacom LLC/Mediacom Capital Corp. 9.50%,
1/15/13 ...........................................        750        721,875

Panamsat Corp. 9%, 8/15/14 ........................        487        508,915
Radio One, Inc. 144A 6.375%, 2/15/13(b) ...........        250        244,375
Young Broadcasting, Inc. 8.75%, 1/15/14 ...........        500        467,500
                                                                 ------------
                                                                    8,662,025
                                                                 ------------
BUILDING PRODUCTS--1.0%
ACIH, Inc. 144A 0%, 12/15/12(b)(d) ................        700        479,500
Nortek, Inc. 8.50%, 9/1/14 ........................        325        289,250
Ply Gem Industries, Inc. 9%, 2/15/12 ..............      1,000        870,000
                                                                 ------------
                                                                    1,638,750
                                                                 ------------
CASINOS & GAMING--4.4%
American Casino & Entertainment Properties LLC
7.85%, 2/1/12 .....................................        250        260,625

Boyd Gaming Corp. 6.75%, 4/15/14 ..................        700        693,000
Caesars Entertainment, Inc. 8.125%, 5/15/11 .......      1,250      1,406,250
Herbst Gaming, Inc. 8.125%, 6/1/12 ................        500        523,750
MGM MIRAGE 8.50%, 9/15/10 .........................      1,415      1,549,425
Penn National Gaming, Inc. 6.875%, 12/1/11 ........        370        370,925
Scientific Games Corp. 144A 6.25%, 12/15/12(b) ....      1,000        985,000
Seneca Gaming Corp. 7.25%, 5/1/12 .................        250        248,750
Waterford Gaming LLC 144A 8.625%, 9/15/12(b) ......      1,180      1,256,700
                                                                 ------------
                                                                    7,294,425
                                                                 ------------
COMMODITY CHEMICALS--0.9%
Lyondell Chemical Co. 9.50%, 12/15/08 .............      1,350      1,446,187

COMMUNICATIONS EQUIPMENT--0.9%
Corning, Inc. 6.20%, 3/15/16 ......................      1,000      1,032,519
Lucent Technologies, Inc. 6.45%, 3/15/29 ..........        500        424,375
                                                                 ------------
                                                                    1,456,894
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
Case Corp. 7.25%, 1/15/16 .........................      1,000        930,000
Terex Corp. 9.25%, 7/15/11 ........................      1,000      1,090,000
                                                                 ------------
                                                                    2,020,000
                                                                 ------------
CONSUMER FINANCE--0.4%
General Motors Acceptance Corp. 6.75%, 12/1/14 ....        750        628,305

DEPARTMENT STORES--0.7%
Penney (J.C.) Co., Inc. 9%, 8/1/12 ................      1,000      1,150,000

DIVERSIFIED CHEMICALS--2.1%
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08 ...................................        700        773,500


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
DIVERSIFIED CHEMICALS--CONTINUED
Huntsman International LLC 144A 7.375%, 1/1/15(b) .     $  500   $    501,250
Huntsman LLC 144A 10.641%, 7/15/11(b)(d) ..........        500        537,500
ISP Holdings, Inc. Series B 10.625%, 12/15/09 .....      1,500      1,620,000
                                                                 ------------
                                                                    3,432,250
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.1%
Adesa, Inc. 7.625%, 6/15/12 .......................        500        490,000
Coinmach Corp. 9%, 2/1/10 .........................        702        719,550
Mobile Mini, Inc. 9.50%, 7/1/13 ...................        500        550,000
                                                                 ------------
                                                                    1,759,550
                                                                 ------------
DRUG RETAIL--0.9%
NeighborCare, Inc. 6.875%, 11/15/13 ...............      1,000      1,050,000
Rite Aid Corp. 8.125%, 5/1/10 .....................        200        196,000
Rite Aid Corp. 9.25%, 6/1/13 ......................        300        280,500
                                                                 ------------
                                                                    1,526,500
                                                                 ------------
ELECTRIC UTILITIES--2.4%
Allegheny Energy Supply Co. LLC 7.80%, 3/15/11 ....        500        522,500
Midwest Generation LLC 8.75%, 5/1/34 ..............      1,000      1,095,000

MSW Energy Holdings II LLC/MSW Energy Finance
Co. II, Inc. Series B 7.375%, 9/1/10 ..............        325        325,000

MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.50%, 9/1/10 ................................        750        776,250

Reliant Energy, Inc. 9.25%, 7/15/10 ...............        700        719,250
TECO Energy, Inc. 7.20%, 5/1/11 ...................        500        531,250
                                                                 ------------
                                                                    3,969,250
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Polypore, Inc. 8.75%, 5/15/12 .....................      1,000        850,000

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Itron, Inc. 7.75%, 5/15/12 ........................        500        502,500

ELECTRONIC MANUFACTURING SERVICES--0.5%
Sanmina-SCI Corp. 144A 6.75%, 3/1/13(b) ...........      1,000        900,000

ENVIRONMENTAL SERVICES--0.9%
Allied Waste North America 7.875%, 4/15/13 ........        350        342,125
Allied Waste North America Series B 9.25%, 9/1/12 .        667        707,020
Geo Sub Corp. 11%, 5/15/12 ........................        500        492,500
                                                                 ------------
                                                                    1,541,645
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.0%
IMC Global, Inc. 10.875%, 8/1/13 ..................      1,000      1,185,000
Scotts Co. (The) 6.625%, 11/15/13 .................        500        507,500
                                                                 ------------
                                                                    1,692,500
                                                                 ------------

                     See Notes to Financial Statements                     43

Phoenix-Goodwin High Yield Fund


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
FOOD RETAIL--0.9%
Ahold Finance USA, Inc. 8.25%, 7/15/10 ............     $  500   $    545,000

Couche-Tard U.S. LP/Couche-Tard Finance Corp. .....
7.50%, 12/15/13 ...................................        335        345,050

Delhaize America, Inc. 8.125%, 4/15/11 ............        500        553,705
                                                                 ------------
                                                                    1,443,755
                                                                 ------------
HEALTH CARE FACILITIES--4.8%
Ardent Health Services LLC 10%, 8/15/13 ...........        500        608,050
Community Health Systems 6.50%, 12/15/12 ..........      1,000        985,000
Concentra Operating Corp. 9.125%, 6/1/12 ..........        500        517,500
HCA, Inc. 5.25%, 11/6/08 ..........................        900        904,212
HCA, Inc. 5.50%, 12/1/09 ..........................        500        498,577
HCA, Inc. 6.95%, 5/1/12 ...........................        900        942,684
HealthSouth Corp. 10.75%, 10/1/08 .................        500        515,000
HealthSouth Corp. 7.625%, 6/1/12 ..................        500        482,500
IASIS Healthcare LLC 8.75%, 6/15/14 ...............        500        516,250
Select Medical Corp. 144A 7.625%, 2/1/15(b) .......        500        493,750
Stewart Enterprises, Inc. 144A 6.25%, 2/15/13(b) ..        500        487,500
Tenet Healthcare Corp. 9.875%, 7/1/14 .............        700        722,750
Vanguard Health Holdings Co. LLC 9%, 10/1/14 ......        250        261,875
                                                                 ------------
                                                                    7,935,648
                                                                 ------------
HEALTH CARE SERVICES--0.7%
Davita, Inc. 144A 7.25%, 3/15/15(b) ...............        750        733,125
US Oncology Holdings, Inc. 144A 8.62%, 3/15/15(b)(d)       500        477,500
                                                                 ------------
                                                                    1,210,625
                                                                 ------------
HOMEBUILDING--1.7%
Hovnanian Enterprises, Inc. 7.75%, 5/15/13 ........      1,500      1,533,750
Tech Olympic USA, Inc. 7.50%, 1/15/15 .............        750        682,500
WCI Communities, Inc. 10.625%, 2/15/11 ............        500        532,500
                                                                 ------------
                                                                    2,748,750
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.9%
La Quinta Properties 7%, 8/15/12 ..................        420        430,500
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13 ......        500        521,250
Starwood Hotels & Resorts Worldwide, Inc. 7.875%,
5/1/12 ............................................        500        550,625
                                                                 ------------
                                                                    1,502,375
                                                                 ------------
HOUSEHOLD PRODUCTS--0.6%
JohnsonDiversey, Inc. Series B 9.625%, 5/15/12 ....      1,000      1,020,000

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.1%
AES Corp. (The) 144A 8.75%, 5/15/13(b) ............      1,000      1,087,500
Calpine Corp. 7.875%, 4/1/08 ......................      1,000        505,000
Calpine Corp. 144A 8.75%, 7/15/13(b) ..............      1,500      1,023,750


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--CONTINUED
Dynegy Holdings, Inc. 6.875%, 4/1/11 ..............     $1,000   $    832,500
                                                                 ------------
                                                                    3,448,750
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--4.5%
AT&T Corp. 9.05%, 11/15/11 ........................      1,500      1,719,375
Citizens Communications Co. 9.25%, 5/15/11 ........      1,000      1,087,500
MCI, Inc. 8.735%, 5/1/14 ..........................      1,000      1,085,000
Qwest Corp. 144A 7.875%, 9/1/11(b) ................        500        510,000
Qwest Corp. 144A 9.125%, 3/15/12(b) ...............      1,000      1,065,000
Qwest Services Corp. 144A 13.50%, 12/15/07(b) .....      1,000      1,122,500
Qwest Services Corp. 144A 14%, 12/15/10(b) ........        750        847,500
                                                                 ------------
                                                                    7,436,875
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0.3%
REFCO Finance Holdings LLC 144A 9%, 8/1/12(b) .....        500        542,500

IT CONSULTING & OTHER SERVICES--0.3%
Unisys Corp. 6.875%, 3/15/10 ......................        500        481,250

MANAGED HEALTH CARE--0.6%
Coventry Health Care, Inc. 5.875%, 1/15/12 ........        500        500,000
Coventry Health Care, Inc. 6.125%, 1/15/15 ........        500        500,000
                                                                 ------------
                                                                    1,000,000
                                                                 ------------
MARINE--0.2%
Horizon Lines LLC 144A 9%, 11/1/12(b) .............        250        264,375

METAL & GLASS CONTAINERS--1.6%
BWAY Corp. 10%, 10/15/10 ..........................      1,000      1,015,000
Owens-Brockway Glass Container, Inc. 7.75%,
5/15/11 ...........................................      1,500      1,590,000
                                                                 ------------
                                                                    2,605,000
                                                                 ------------
METALS & MINING--0.5%
Glencore Funding LLC 144A 6%, 4/15/14(b) ..........        850        805,105

MULTI-UTILITIES & UNREGULATED POWER--1.1%
AES Corp. (The) 9.50%, 6/1/09 .....................        943      1,027,870
CMS Energy Corp. 7.50%, 1/15/09 ...................        750        772,500
                                                                 ------------
                                                                    1,800,370
                                                                 ------------
OFFICE ELECTRONICS--0.8%
Xerox Corp. 6.875%, 8/15/11 .......................      1,250      1,303,125

OFFICE SERVICES & SUPPLIES--0.3%
Williams Scotsman, Inc. 10%, 8/15/08 ..............        500        532,500

OIL & GAS EQUIPMENT & SERVICES--1.1%
Hornbeck Offshore Services, Inc. Series B 6.125%,
12/1/14 ...........................................        225        223,031


44                      See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
OIL & GAS EQUIPMENT & SERVICES--CONTINUED
SESI LLC 8.875%, 5/15/11 ..........................     $1,500   $  1,612,500
                                                                 ------------
                                                                    1,835,531
                                                                 ------------
OIL & GAS EXPLORATION & PRODUCTION--2.6%
Chesapeake Energy Corp. 6.875%, 1/15/16 ...........      1,000      1,000,000
Chesapeake Energy Corp. 144A 6.375%, 6/15/15(b) ...        125        123,125
Denbury Resources, Inc. 7.50%, 4/1/13 .............      1,000      1,020,000
Forest Oil Corp. 8%, 12/15/11 .....................      1,000      1,090,000
Stone Energy Corp. 6.75%, 12/15/14 ................        500        477,500
Swift Energy Co. 7.625%, 7/15/11 ..................        500        510,000
                                                                 ------------
                                                                    4,220,625
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.8%
CITGO Petroleum Corp. 6%, 10/15/11 ................        900        879,750
Pacific Energy Partners LP/ Pacific Energy Finance
Corp. 7.125%, 6/15/14 .............................        625        654,688
Premcor Refining Group, Inc. (The) 7.75%, 2/1/12 ..        335        361,800
Premcor Refining Group, Inc. (The) 6.75%, 5/1/14 ..      1,000      1,047,500
Teekay Shipping Corp. 8.875%, 7/15/11 .............      1,450      1,631,250
                                                                 ------------
                                                                    4,574,988
                                                                 ------------
OIL & GAS STORAGE & TRANSPORTATION--0.9%
El Paso Corp. 7.875%, 6/15/12 .....................      1,500      1,473,750

OIL & GAS STORAGE & TRANSPORTATION--1.5%
Williams Cos., Inc. (The) 7.75%, 6/15/31 ..........      2,300      2,438,000

OTHER DIVERSIFIED FINANCIAL SERVICES--0.9%
American Real Estate Partners LP/American Real
Estate Finance Corp. 8.125%, 6/1/12 ...............      1,000      1,015,000
AMR HoldCo/EMCare HoldCo 144A 10%, 2/15/15(b) .....        250        263,750
Universal City Florida Holding Co. 144A 8.375%,
5/1/10(b) .........................................        250        255,000
                                                                 ------------
                                                                    1,533,750
                                                                 ------------
PACKAGED FOODS & MEATS--1.6%
Del Monte Corp. 8.625%, 12/15/12 ..................        850        913,750
Dole Foods Co., Inc. 8.875%, 3/15/11 ..............        427        454,755
Pilgrim's Pride Corp. 9.25%, 11/15/13 .............      1,100      1,232,000
                                                                 ------------
                                                                    2,600,505
                                                                 ------------
PAPER PACKAGING--0.5%
Jefferson Smurfit Corp. 8.25%, 10/1/12 ............        900        886,500

PAPER PRODUCTS--2.3%
Appleton Papers, Inc. Series B 9.75%, 6/15/14 .....        500        512,500
Bowater, Inc. 6.01%, 3/15/10(d) ...................        635        620,712
Georgia-Pacific Corp. 8.125%, 5/15/11 .............        750        824,063


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
PAPER PRODUCTS--CONTINUED
Georgia-Pacific Corp. 8%, 1/15/24 .................     $  750   $    802,500
Solo Cup Co. 8.50%, 2/15/14 .......................      1,000        970,000
                                                                 ------------
                                                                    3,729,775
                                                                 ------------
PERSONAL PRODUCTS--0.2%
Leiner Health Products, Inc. 11%, 6/1/12 ..........        250        265,000

PROPERTY & CASUALTY INSURANCE--0.7%
First America Capital Trust I 8.50%, 4/15/12 ......      1,000      1,131,011

PUBLISHING & PRINTING--2.3%
Cadmus Communications Corp. 8.375%, 6/15/14 .......        500        525,000

Dex Media West LLC/Dex Media Finance Co. Series B
8.50%, 8/15/10 ....................................        400        427,000

Dex Media West LLC/Dex Media West Finance Co.
Series B 9.875%, 8/15/13 ..........................      1,008      1,123,920

Dex Media, Inc. 0%, 11/15/13(d) ...................      1,525      1,151,375
WDAC Subsidiary Corp. 144A 8.50%, 12/1/14(b) ......        500        582,301
                                                                 ------------
                                                                    3,809,596
                                                                 ------------
REITS--0.7%
Host Marriott LP 144A 6.375%, 3/15/15(b) ..........      1,200      1,147,500

SEMICONDUCTOR EQUIPMENT--0.4%
Amkor Technology, Inc. 7.125%, 3/15/11 ............        750        592,500

SPECIALIZED FINANCE--0.3%
RMCC Acquisition Co. 144A 9.50%, 11/1/12(b) .......        500        482,500

SPECIALTY CHEMICALS--1.3%
Crompton Corp. 9.875%, 8/1/12 .....................        500        575,000

Huntsman Advanced Materials LLC 144A 11%,
7/15/10(b) ........................................      1,170      1,339,650

Lubrizol Corp. 5.50%, 10/1/14 .....................        200        203,739
                                                                 ------------
                                                                    2,118,389
                                                                 ------------
SPECIALTY STORES--0.5%
Affinity Group, Inc. 9%, 2/15/12 ..................        500        505,000
Toys `R' Us, Inc. 7.375%, 10/15/18 ................        500        397,500
                                                                 ------------
                                                                      902,500
                                                                 ------------
STEEL--1.5%
California Steel Industries, Inc. 6.125%, 3/15/14 .      1,000        915,000
Steel Dynamics, Inc. 9.50%, 3/15/09 ...............      1,450      1,558,750
                                                                 ------------
                                                                    2,473,750
                                                                 ------------
TOBACCO--0.2%
Standard Commercial Corp. 8%, 4/15/12 .............        250        287,813

                     See Notes to Financial Statements                     45

Phoenix-Goodwin High Yield Fund


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals North America, Inc. 7%, 2/15/14 ....     $1,000   $    905,000

TRUCKING--0.6%
Amerco, Inc. 12%, 3/15/11 .........................      1,000      1,025,000

WIRELESS TELECOMMUNICATION SERVICES--2.1%
American Tower Corp. 7.125%, 10/15/12 .............        250        249,375
Dobson Communications Corp. 8.875%, 10/1/13 .......        800        656,000
iPCS, Inc. 11.50%, 5/1/12 .........................        500        555,000
Nextel Communications, Inc. 6.875%, 10/31/13 ......      1,250      1,318,750
Rural Cellular Corp. 9.75%, 1/15/10 ...............        500        455,000
Triton PCS, Inc. 9.375%, 2/1/11 ...................        500        297,500
                                                                 ------------
                                                                    3,531,625
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $130,787,038)                                    130,414,860
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--2.1%
Asset Backed Funding Corp. Net Interest Margin Trust
04-HE6, A1 144A 5%, 9/27/34(b) ....................        558        557,543

Bear Stearns Asset Backed Securities Net Interest
Margin 03-HE1N, N2 144A 6.50%, 10/25/05(b) ........        500        481,719

Bear Stearns Asset Backed Securities Net Interest
Margin 04-HE1N, A2 144A 5.50%, 2/25/34(b) .........        500        459,609

Bear Stearns Asset Backed Securities Net Interest
Margin 04-HE5N, A3 5%, 7/25/34 ....................        500        460,000

First Franklin Net Interest Margin Trust 04-FF7A,
B 144A 6.75%, 9/27/34(b) ..........................        384        381,577

GSAMP Trust Net Interest Margin 04-1, N1 144A
5.50%, 9/25/34(b) .................................        553        552,372

Park Place Securities Net Interest Margin Trust
04-MCW1, B 144A 7.385%,9/25/34(b) .................        600        605,813
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,507,547)                                        3,498,633
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.4%

TURKEY--0.4%
Republic of Turkey 7.25%, 3/15/15 .................        750        731,250
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $789,765)                                            731,250
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--12.4%

BERMUDA--0.5%
Intelsat Bermuda Ltd 144A  8.625%, 1/15/15(b) .....        250        255,000
Intelsat Ltd. 6.50%, 11/1/13 ......................        750        598,125
                                                                 ------------
                                                                      853,125
                                                                 ------------


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
BRAZIL--1.0%
CSN Islands VIII Corp. 144A 9.75%, 12/16/13(b) ....     $  500   $    517,500
Petrobras International Finance Co. 9.125%, 7/2/13       1,000      1,100,000
                                                                 ------------
                                                                    1,617,500
                                                                 ------------
CANADA--4.8%
Abitibi-Consolidated, Inc. 6%, 6/20/13 ............      1,000        825,000
Abitibi-Consolidated, Inc. 8.375%, 4/1/15 .........        750        688,125
Cascades, Inc. 7.25%, 2/15/13 .....................      1,450      1,435,500
CHC Helicopter Corp. 7.375%, 5/1/14 ...............      1,300      1,274,000
Norske Skog Canada Ltd. 7.375%, 3/1/14 ............        840        793,800
Nova Chemicals Corp. 6.50%, 1/15/12 ...............        300        304,875
Novelis, Inc. 144A 7.25%, 2/15/15(b) ..............        400        389,000
Rogers Cable, Inc. 5.50%, 3/15/14 .................        500        445,000
Rogers Wireless Communications, Inc. 8%, 12/15/12 .        600        618,000

Rogers Wireless Communications, Inc. 6.375%,
3/1/14 ............................................        700        673,750

Rogers Wireless Communications, Inc. 7.25%,
12/15/12 ..........................................        115        118,162

Tembec Industries, Inc. 8.625%, 6/30/09 ...........        500        405,000
                                                                 ------------
                                                                    7,970,212
                                                                 ------------
CHILE--0.5%
Enersis SA 7.375%, 1/15/14 ........................        750        791,801

FRANCE--0.3%
Compagnie Generale de Geophysique 144A 7.50%,
5/15/15(b) ........................................        500        503,750

INDIA--0.4%
Vedanta Resources plc 144A 6.625%, 2/22/10(b) .....        750        711,833

IRELAND--0.6%
JSG Funding plc 9.625%, 10/1/12 ...................      1,000        995,000

KAZAKHSTAN--0.8%
Kazkommerts International  BV RegS 8.50%,
4/16/13(g) ........................................      1,250      1,295,312

LUXEMBOURG--0.6%
Lighthouse International Co. SA 144A 8%, 4/30/14(b)        750(i)     982,029

MEXICO--0.7%
Innova S de R.L. 9.375%, 9/19/13 ..................      1,000      1,098,750

POLAND--0.0%
Poland Telecom Finance BV Series B 14%,
12/1/07(e)(f)(h)(j) ...............................      4,942         61,770

RUSSIA--0.7%
Gazprom OAO 144A 9.625%, 3/1/13(b) ................        500        588,750


46                      See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       -------   ------------
RUSSIA--CONTINUED
Mobile Telesystems Finance SA RegS 8.375%,
10/14/10(g) .......................................     $  500   $    516,650
                                                                 ------------
                                                                    1,105,400
                                                                 ------------
SWEDEN--0.9%
Stena AB 9.625%, 12/1/12 ..........................        950      1,033,125
Stena AB 7%, 12/1/16 ..............................        500        452,500
                                                                 ------------
                                                                    1,485,625
                                                                 ------------
UNITED STATES--0.6%
Crown European Holdings SA 10.25%, 3/1/11 .........        750(i)   1,083,369
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $25,395,007)                                      20,555,476
-----------------------------------------------------------------------------

LOAN AGREEMENTS--0.3%

INTEGRATED TELECOMMUNICATIONS SERVICES--0.3%
Ntelos, Inc. Tranche Loan 5.12%, 2/24/12(d) .......        500        492,500
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $500,000)                                            492,500
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.6%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
SCI Systems, Inc. Cv. 3%, 3/15/07 .................      1,000        943,750
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $976,409)                                            943,750
-----------------------------------------------------------------------------

                                                        SHARES
                                                       -------
DOMESTIC PREFERRED STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Series A Pfd. 2.50%(e) ...........      6,727          5,651
-----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $47,089)                                               5,651
-----------------------------------------------------------------------------


                                                        SHARES      VALUE
                                                       -------   ------------
DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
Sullivan Holdings, Inc. Class C(e)(h)(j) ..........         76   $          0
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,881)                                                  0
-----------------------------------------------------------------------------

WARRANTS--0.0%

COMMUNICATIONS EQUIPMENT--0.0%
Loral Space & Communications, Inc. Strike $2.679,
1/15/07(e)(h) .....................................      8,000              0

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Strike $0.103, 4/16/07(e) ........     14,906            180
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $5,217)                                                  180
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $162,365,953)                                    156,642,300
-----------------------------------------------------------------------------


                                                         PAR
                                                        VALUE
                                                        (000)
                                                       -------
SHORT-TERM INVESTMENTS--3.4%

COMMERCIAL PAPER--3.4%
UBS Finance Delaware LLC 2.83%, 5/2/05 ............     $1,670      1,669,868
UBS Finance Delaware LLC 2.93%, 5/2/05 ............      3,935      3,934,680
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,604,548)                                        5,604,548
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $167,970,501)                                    162,246,848(a)
Other assets and liabilities, net--1.8%                             2,941,586
                                                                 ------------
NET ASSETS--100.0%                                               $165,188,434
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,047,918 and gross depreciation of $10,288,339 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $168,487,269.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $26,994,751 or 16.3% of net assets.
(c) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2H "Foreign security country determination" in the Notes to Financial Statements.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Security in default.
(g) Regulation S Security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(h) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2005, these securities amounted to a value of $62,803 or 0% of net assets.
(i) Par value represents Euro.
(j) Restricted security. For acquisition information, see Note 6 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                      See Notes to Financial Statements                       47

Phoenix-Goodwin High Yield Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $167,970,501)                                  $162,246,848
Cash                                                                     39,167
Receivables
   Interest                                                           3,401,986
   Investment securities sold                                            60,157
   Fund shares sold                                                      37,416
Trustee retainer                                                          2,220
Prepaid expenses                                                         21,960
                                                                   ------------
     Total assets                                                   165,809,754
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              295,758
   Transfer agent fee                                                   128,360
   Investment advisory fee                                               90,008
   Distribution and service fees                                         42,855
   Financial agent fee                                                   10,720
Accrued expenses                                                         53,619
                                                                   ------------
     Total liabilities                                                  621,320
                                                                   ------------
NET ASSETS                                                         $165,188,434
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $394,388,539
Distributions in excess of net investment income                        (22,253)
Accumulated net realized loss                                      (223,453,028)
Net unrealized depreciation                                          (5,724,824)
                                                                   ------------
NET ASSETS                                                         $165,188,434
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $152,248,080)                 31,084,517
Net asset value per share                                                 $4.90
Offering price per share $4.90/(1-4.75%)                                  $5.14

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,019,434)                   2,279,286
Net asset value and offering price per share                              $4.83

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,920,920)                      395,439
Net asset value and offering price per share                              $4.86


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $ 7,007,335
                                                                    -----------
     Total investment income                                          7,007,335
                                                                    -----------
EXPENSES
Investment advisory fee                                                 595,797
Service fees, Class A                                                   210,263
Distribution and service fees, Class B                                   65,860
Distribution and service fees, Class C                                    9,698
Financial agent fee                                                      68,247
Transfer agent                                                          221,598
Printing                                                                 30,238
Professional                                                             21,847
Custodian                                                                19,419
Trustees                                                                 18,745
Registration                                                             17,229
Miscellaneous                                                            21,181
                                                                    -----------
     Total expenses                                                   1,300,122
     Custodian fees paid indirectly                                        (195)
                                                                    -----------
     Net expenses                                                     1,299,927
                                                                    -----------
NET INVESTMENT INCOME                                                 5,707,408
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on investments                                      2,372,575
Net realized loss on foreign currency transactions                      (28,487)
Net change in unrealized appreciation (depreciation) on
   investments                                                       (9,000,152)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency translations                    (3,730)
                                                                    -----------
NET LOSS ON INVESTMENTS                                              (6,659,794)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (952,386)
                                                                    ===========

48                      See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                Ended
                                                                                            April 30, 2005      Year Ended
                                                                                              (Unaudited)    October 31, 2004
                                                                                            --------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  5,707,408      $ 13,125,263
   Net realized gain (loss)                                                                     2,344,088         1,177,319
   Net change in unrealized appreciation (depreciation)                                        (9,003,882)        2,669,083
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   (952,386)       16,971,665
                                                                                             ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (5,808,343)      (12,481,192)
   Net investment income, Class B                                                                (411,958)       (1,125,060)
   Net investment income, Class C                                                                 (61,368)         (143,447)
                                                                                             ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (6,281,669)      (13,749,699)
                                                                                             ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (998,537 and 4,447,024 shares, respectively)                   5,117,934        22,333,701
   Net asset value of shares issued from reinvestment of distributions
     (683,004 and 1,487,131 shares, respectively)                                               3,479,537         7,477,406
   Cost of shares repurchased (4,750,594 and 10,099,452 shares, respectively)                 (24,217,710)      (50,691,938)
                                                                                             ------------      ------------
Total                                                                                         (15,620,239)      (20,880,831)
                                                                                             ------------      ------------
CLASS B
   Proceeds from sales of shares (33,628 and 249,095 shares, respectively)                        170,228         1,253,639
   Net asset value of shares issued from reinvestment of distributions
     (32,137 and 102,997 shares, respectively)                                                    161,767           512,668
   Cost of shares repurchased (674,004 and 1,996,126 shares, respectively)                     (3,397,204)       (9,900,487)
                                                                                             ------------      ------------
Total                                                                                          (3,065,209)       (8,134,180)
                                                                                             ------------      ------------
CLASS C
   Proceeds from sales of shares (84,461 and 103,719 shares, respectively)                        428,387           520,220
   Net asset value of shares issued from reinvestment of distributions
     (6,502 and 18,293 shares, respectively)                                                       32,858            91,364
   Cost of shares repurchased (87,901 and 306,579 shares, respectively)                          (443,930)       (1,531,708)
                                                                                             ------------      ------------
Total                                                                                              17,315          (920,124)
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (18,668,133)      (29,935,135)
                                                                                             ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (25,902,188)      (26,713,169)

NET ASSETS
   Beginning of period                                                                        191,090,622       217,803,791
                                                                                             ------------      ------------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT  INCOME OF ($22,253) AND $552,008, RESPECTIVELY)           $165,188,434      $191,090,622
                                                                                             ============      ============

                      See Notes to Financial Statements                       49

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $5.11          $5.02         $4.51         $5.19          $6.59          $7.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(5)                  0.16(2)        0.33(2)       0.35(2)       0.45(2)        0.62(2)        0.77
   Net realized and unrealized gain (loss)(5)      (0.19)          0.11          0.54         (0.65)         (1.27)         (0.93)
                                                   -----          -----         -----         -----          -----          -----
     TOTAL FROM INVESTMENT OPERATIONS              (0.03)          0.44          0.89         (0.20)         (0.65)         (0.16)
                                                   -----          -----         -----         -----          -----          -----
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.18)         (0.35)        (0.38)        (0.45)         (0.75)         (0.78)
   Tax return of capital                              --             --            --         (0.03)            --             --
                                                   -----          -----         -----         -----          -----          -----
     TOTAL DISTRIBUTIONS                           (0.18)         (0.35)        (0.38)        (0.48)         (0.75)         (0.78)
                                                   -----          -----         -----         -----          -----          -----
Change in net asset value                          (0.21)          0.09          0.51         (0.68)         (1.40)         (0.94)
                                                   -----          -----         -----         -----          -----          -----
NET ASSET VALUE, END OF PERIOD                     $4.90          $5.11         $5.02         $4.51          $5.19          $6.59
                                                   =====          =====         =====         =====          =====          =====
Total return(1)                                    (0.75)%(8)      8.85%        20.54%        (4.33)%       (10.87)%        (2.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $152,248       $174,527      $192,428      $183,028       $235,623       $312,544
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.36 %(7)      1.32%         1.32%         1.33 %(3)      1.28 %(3)      1.22 %
   Net investment income(5)                         6.29 %(7)      6.57%         7.17%         9.06 %        10.20 %        10.14 %
Portfolio turnover                                   28%(8)          99%          176%          114 %          100 %           80 %

                                                                                     CLASS B
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $5.05          $4.96         $4.47         $5.14          $6.54          $7.51
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(6)                  0.14(2)        0.29(2)       0.31(2)       0.41(2)        0.57(2)        0.71
   Net realized and unrealized gain (loss)(6)      (0.20)          0.11          0.52         (0.64)         (1.27)         (0.94)
                                                   -----          -----         -----         -----          -----          -----
     TOTAL FROM INVESTMENT OPERATIONS              (0.06)          0.40          0.83         (0.23)         (0.70)         (0.23)
                                                   -----          -----         -----         -----          -----          -----
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.16)         (0.31)        (0.34)        (0.41)         (0.70)         (0.74)
   Tax return of capital                              --             --            --         (0.03)            --             --
                                                   -----          -----         -----         -----          -----          -----
     TOTAL DISTRIBUTIONS                           (0.16)         (0.31)        (0.34)        (0.44)         (0.70)         (0.74)
                                                   -----          -----         -----         -----          -----          -----
Change in net asset value                          (0.22)          0.09          0.49         (0.67)         (1.40)         (0.97)
                                                   -----          -----         -----         -----          -----          -----
NET ASSET VALUE, END OF PERIOD                     $4.83          $5.05         $4.96         $4.47          $5.14          $6.54
                                                   =====          =====         =====         =====          =====          =====
Total return(1)                                    (1.31)%(8)      8.18%        19.39%        (4.88)%       (11.59)%        (3.52)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $11,019        $14,574       $22,499       $22,074        $30,073        $43,108
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.10 %(7)      2.07%         2.07%         2.08 %(3)      2.03 %(3)      1.97 %
   Net investment income(6)                         5.53 %(7)      5.90%         6.43%         8.32 %         9.44 %         9.41 %
Portfolio turnover                                    28 %(8)        99%          176%          114 %          100 %           80 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the period ended October 31, 2002 and 2001, the ratio of operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 9.35% to 9.30% and from 8.61% to 8.56% for Class A and B, respectively, decrease the net investment income (loss) per share from $0.47 to $0.46 for Class A, and increase the net realized and unrealized gain (loss) per share from $(0.67) to $(0.66) for Class A. There was no effect on net investment income (loss) per share for Class B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01, $0.01, $0.03 and $0.02 for the periods ending October 31, 2003, 2002, 2001 and 2000, respectively. The net investment income ratio decreased by 0.30%, 0.26%, 0.49% and 0.21%, for the periods ending October 31, 2003, 2002, 2001 and 2000, respectively.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.01, $0.02, $0.03 and $0.01 for the periods ending October 31, 2003, 2002, 2001 and 2000, respectively. The net investment income ratio decreased by 0.30%, 0.24%, 0.49% and 0.21%, for the periods ending October 31, 2003, 2002, 2001 and 2000, respectively.
(7) Annualized.
(8) Not annualized.

50                       See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS C
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $5.07          $4.99         $4.49         $5.16          $6.56          $7.53
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(5)                  0.14(2)        0.29(2)       0.31(2)       0.41(2)        0.58(2)        0.71
   Net realized and unrealized gain (loss)(5)      (0.19)          0.10          0.53         (0.64)         (1.28)         (0.94)
                                                   -----          -----         -----         -----          -----          -----
     TOTAL FROM INVESTMENT OPERATIONS              (0.05)          0.39          0.84         (0.23)         (0.70)         (0.23)
                                                   -----          -----         -----         -----          -----          -----
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.16)         (0.31)        (0.34)        (0.41)         (0.70)         (0.74)
   Tax return of capital                              --             --            --         (0.03)            --             --
                                                   -----          -----         -----         -----          -----          -----
     TOTAL DISTRIBUTIONS                           (0.16)         (0.31)        (0.34)        (0.44)         (0.70)         (0.74)
                                                   -----          -----         -----         -----          -----          -----
Change in net asset value                          (0.21)          0.08          0.50         (0.67)         (1.40)         (0.97)
                                                   -----          -----         -----         -----          -----          -----
NET ASSET VALUE, END OF PERIOD                     $4.86          $5.07         $4.99         $4.49          $5.16          $6.56
                                                   =====          =====         =====         =====          =====          =====
Total return(1)                                    (1.10)%(7)      8.14%        19.30%        (4.88)%       (11.56)%        (3.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $1,921         $1,990        $2,877        $1,921         $2,413         $2,689
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.11 %(6)      2.07%         2.07%         2.08 %(3)      2.03 %(3)      1.97 %
   Net investment income(5)                         5.55 %(6)      5.87%         6.43%         8.28 %         9.43 %         9.49 %
Portfolio turnover                                    28 %(7)        99%          176%          114 %          100 %           80 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the periods ended October 31, 2002 and 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 8.57% to 8.52%, decrease the net investment income
    (loss) per share from $0.43 to $0.42, and increase net realized and unrealized gain (loss) per share from $(0.66) to $(0.65). Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income per share and to increase net realized and unrealized gain (loss) per share by $0.02, $0.01, $0.02 and $0.02 for the periods ended October 31, 2003, 2002,
    2001 and 2000, respectively. The net investment income ratio decreased by 0.30%, 0.24%, 0.49% and 0.20% for the periods ended October 31, 2003, 2002,
    2001 and 2000, respectively.
(6) Annualized.
(7) Not annualized.

                      See Notes to Financial Statements                       51

PHOENIX-GOODWIN MONEY MARKET FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Money Market Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; and other expenses. Class A share are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

                               Beginning           Ending        Expenses Paid
   Money Market Fund         Account Value      Account Value        During
        Class A            October 31, 2004    April 30, 2005        Period*
-----------------------    ----------------    --------------    -------------
Actual                         $1,000.00          $1,007.06          $4.23
Hypothetical (5% return
  before expenses)              1,000.00           1,020.52           4.27

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.85%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix-Goodwin Money Market Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                       4/30/05
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Commercial Paper                76%
Federal Agency Securities       21
Medium Term Notes                3


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

 FACE
 VALUE                                    INTEREST   MATURITY
 (000)     DESCRIPTION                      RATE       DATE         VALUE
-------    -----------                    --------   --------    -----------
FEDERAL AGENCY SECURITIES(c)--17.4%
$1,500  FNMA ...........................    1.36%      5/3/05    $ 1,500,000
 2,500  FHLB ...........................    1.50       5/4/05      2,500,000
 2,500  FNMA(b)(d) .....................    1.80       5/4/05      2,500,000
 2,500  FHLB(b)(d) .....................    2.02      5/18/05      2,500,000
 2,500  FNMA ...........................    1.75      5/23/05      2,500,000
 2,500  FHLMC ..........................    7.00      7/15/05      2,524,137
 2,500  FHLB ...........................    2.13       9/1/05      2,499,123
 2,500  FHLMC ..........................    2.88      9/15/05      2,500,880
 2,500  FHLB(b) ........................    2.87      9/16/05      2,483,572
----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                   21,507,712
----------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(b)--3.7%
   180  SBA (Final Maturity 1/25/21) ...    3.25       5/1/05        179,635
   638  SBA (Final Maturity 3/25/24) ...    3.13       5/1/05        634,137
   739  SBA (Final Maturity 10/25/22) ..    3.25       7/1/05        738,459
   834  SBA (Final Maturity 11/25/21) ..    3.38       7/1/05        833,284
   418  SBA (Final Maturity 2/25/23) ...    3.25       7/1/05        417,554
   497  SBA (Final Maturity 2/25/23) ...    3.25       7/1/05        497,481
   246  SBA (Final Maturity 5/25/21) ...    3.25       7/1/05        245,566
 1,049  SBA (Final Maturity 9/25/23) ...    3.13       7/1/05      1,049,462
----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                          4,595,578
----------------------------------------------------------------------------

                                          DISCOUNT
                                            RATE
                                          --------
COMMERCIAL PAPER--75.4%
 1,970  Cargill, Inc. ..................    2.78       5/2/05      1,969,848
 1,225  NetJets, Inc. ..................    2.71       5/2/05      1,224,908


 FACE
 VALUE                                    INTEREST   MATURITY
 (000)     DESCRIPTION                      RATE       DATE         VALUE
-------    -----------                    --------   --------    -----------
$2,000  Clipper Receivables Co. LLC ....    2.85%      5/5/05    $ 1,999,367
 3,000  Harley-Davidson Funding Corp. ..    2.77       5/5/05      2,999,077

 1,045  International Lease Finance
        Corp. ..........................    2.83       5/6/05      1,044,589

 1,050  Pfizer, Inc. ...................    2.64       5/6/05      1,049,615
 1,700  UBS Finance Delaware LLC .......    2.66       5/6/05      1,699,372
   750  CIT Group Holdings, Inc. .......    2.70       5/9/05        749,550
 1,900  Govco, Inc. ....................    2.81       5/9/05      1,898,814
 2,500  NetJets, Inc. ..................    2.73       5/9/05      2,498,483

 1,005  Preferred Receivables Funding
        Corp. ..........................    2.83       5/9/05      1,004,368

 1,630  CAFCO LLC ......................    2.82      5/10/05      1,628,851
 1,300  Govco, Inc. ....................    2.73      5/11/05      1,299,014
 3,100  Gemini Securitization Corp. LLC     2.72      5/12/05      3,097,424
 2,500  George Street Finance LLC ......    2.89      5/12/05      2,497,792
 3,550  Govco, Inc. ....................    2.84      5/12/05      3,546,919
 1,800  CIT Group Holdings, Inc. .......    2.85      5/13/05      1,798,290
 2,000  Procter & Gamble Co. (The) .....    2.72      5/16/05      1,997,733

 2,500  International Lease Finance
        Corp. ..........................    2.72      5/17/05      2,496,978

 1,005  CAFCO LLC ......................    2.85      5/18/05      1,003,647
   750  CAFCO LLC ......................    2.85      5/19/05        748,931
 2,700  Gemini Securitization Corp. LLC     2.91      5/19/05      2,696,071
 2,500  George Street Finance LLC ......    2.95      5/19/05      2,496,313
 2,500  NetJets, Inc. ..................    2.90      5/19/05      2,496,375

 1,810  Preferred Receivables Funding
        Corp. ..........................    2.93      5/19/05      1,807,348

                    See Notes to Financial Statements                     53

Phoenix-Goodwin Money Market Fund


 FACE
 VALUE                                    INTEREST   MATURITY
 (000)     DESCRIPTION                      RATE       DATE         VALUE
-------    -----------                    --------   --------    -----------
$1,500  International Lease Finance
        Corp. ..........................    3.03%     5/23/05     $1,497,223

 1,250  General Electric Capital Corp. .    2.90      5/24/05      1,247,684
 2,500  Golden Peanut Co. LLC ..........    2.89      5/24/05      2,495,384
   900  Private Export Funding Corp. ...    2.90      5/25/05        898,260
 1,300  Ranger Funding Co. LLC .........    2.98      5/25/05      1,297,417
   700  Verizon Network Funding Corp. ..    2.94      5/25/05        698,628
 2,200  Ranger Funding Co. LLC .........    3.02      5/26/05      2,195,386
 1,500  Danske Corp. ...................    2.90      5/31/05      1,496,375

 2,585  Preferred Receivables Funding
        Corp. ..........................    2.83      5/31/05      2,578,904

 2,500  Golden Peanut Co. LLC ..........    2.93       6/1/05      2,493,692
 1,575  Pfizer, Inc. ...................    2.92       6/6/05      1,570,401
 2,395  Verizon Network Funding Corp. ..    2.95       6/6/05      2,387,935
 1,800  Danske Corp. ...................    2.94       6/7/05      1,794,570
 1,260  CAFCO LLC ......................    3.00       6/9/05      1,255,905
 1,850  CIT Group Holdings, Inc. .......    3.02      6/10/05      1,843,792
 2,500  Dupont (E.I.) de Nemours & Co. .    2.92      6/13/05      2,491,281
 2,410  Procter & Gamble Co. (The) .....    2.97      6/13/05      2,401,451
 2,200  UBS Finance Delaware LLC .......    2.87      6/15/05      2,192,108
 1,400  UBS Finance Delaware LLC .......    2.92      6/15/05      1,394,890
 1,200  Danske Corp. ...................    2.97      6/20/05      1,195,050
 1,000  Golden Peanut Co. LLC ..........    3.03      6/23/05        995,539
 2,965  Verizon Network Funding Corp. ..    3.02      6/27/05      2,950,822
 3,500  Bank of America Corp. ..........    2.95      8/23/05      3,467,304
 2,500  Bank of America Corp. ..........    3.12      9/12/05      2,470,967
----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            93,060,645
----------------------------------------------------------------------------


 FACE
 VALUE                                    INTEREST   MATURITY
 (000)     DESCRIPTION                      RATE       DATE         VALUE
-------    -----------                    --------   --------    -----------
MEDIUM TERM NOTES--2.5%
$2,500  General Electric Capital
        Corp.(b) .......................    3.09%     3/29/06    $ 2,501,164

   500  Wells Fargo & Co.(c) ...........    6.88       4/1/06        514,399
----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                            3,015,563
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $122,179,498)                                   122,179,498(a)

Other assets and liabilities, net--1.0%                            1,235,704
                                                                ------------
NET ASSETS--100.0%                                              $123,415,202
                                                                ============



(a) Federal Income Tax Information: At April 30, 2005, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) The interest rate shown is the coupon rate.
(d) Callable. The maturity date shown is the call date.

54                      See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $122,179,498)                                  $122,179,498
Cash                                                                    163,718
Receivables
   Fund shares sold                                                   1,383,344
   Interest                                                             153,704
   Investment securities sold                                            81,611
Trustee retainer                                                          2,220
Prepaid expenses                                                         21,797
                                                                   ------------
     Total assets                                                   123,985,892
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              176,028
   Dividend distributions                                               189,832
   Transfer agent fee                                                   110,504
   Investment advisory fee                                               50,766
   Financial agent fee                                                    8,453
Accrued expenses                                                         35,107
                                                                   ------------
     Total liabilities                                                  570,690
                                                                   ------------
NET ASSETS                                                         $123,415,202
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                   123,415,202
                                                                   ------------
NET ASSETS                                                         $123,415,202
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $123,415,202)                123,415,202
Net asset value and offering price per share                              $1.00


                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                             $1,510,516
                                                                     ----------
Total investment income                                               1,510,516
                                                                     ----------
EXPENSES
Investment advisory fee                                                 265,809
Financial agent fee                                                      52,921
Transfer agent                                                          179,511
Trustees                                                                 18,746
Printing                                                                 17,377
Professional                                                             16,549
Registration                                                             16,220
Custodian                                                                15,235
Miscellaneous                                                            14,278
                                                                     ----------
Total expenses                                                          596,646
Less expenses reimbursed by investment adviser                          (31,842)
                                                                     ----------
Net expenses                                                            564,804
                                                                     ----------
NET INVESTMENT INCOME                                                $  945,712
                                                                     ==========


                       See Notes to Financial Statements                      55

Phoenix-Goodwin Money Market Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                Ended
                                                                                            April 30, 2005      Year Ended
                                                                                              (Unaudited)    October 31, 2004
                                                                                            --------------   ----------------
FROM OPERATIONS
   Net investment income (loss)                                                              $    945,712      $    962,548
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    945,712           962,548
                                                                                             ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (945,712)         (958,590)
   Net investment income, Class B                                                                      --            (3,958)
                                                                                             ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (945,712)         (962,548)
                                                                                             ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (93,295,796 and 216,256,037 shares, respectively)             93,295,796       216,256,037
   Net asset value of shares issued from reinvestment of distributions
     (910,150 and 924,637 shares, respectively)                                                   910,150           924,637
   Cost of shares repurchased (110,786,656 and 233,283,187 shares, respectively)             (110,786,656)     (233,283,187)
                                                                                             ------------      ------------
Total                                                                                         (16,580,710)      (16,102,513)
                                                                                             ------------      ------------
CLASS B
   Proceeds from sales of shares (0 and 6,771,780 shares, respectively)                                --         6,771,780
   Net asset value of shares issued from reinvestment of distributions
     (0 and 3,080 shares, respectively)                                                                --             3,080
   Cost of shares repurchased (0 and 22,153,033 shares, respectively)                                  --       (22,153,033)
                                                                                             ------------      ------------
Total                                                                                                  --       (15,378,173)
                                                                                             ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (16,580,710)      (31,480,686)
                                                                                             ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (16,580,710)      (31,480,686)

NET ASSETS
   Beginning of period                                                                        139,995,912       171,476,598
                                                                                             ------------      ------------
   END OF PERIOD                                                                             $123,415,202      $139,995,912
                                                                                             ============      ============


56                       See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                     CLASS A
                                                ------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                             YEAR ENDED OCTOBER 31
                                                APRIL 30, 2005  --------------------------------------------------------------------
                                                 (UNAUDITED)       2004          2003         2002(3)         2001           2000
Net asset value, beginning of period               $ 1.00         $ 1.00        $ 1.00        $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                            0.007          0.007         0.010         0.014          0.042          0.054
                                                   ------         ------        ------        ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS               0.007          0.007         0.010         0.014          0.042          0.054
                                                   ------         ------        ------        ------         ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.007)        (0.007)       (0.010)       (0.014)        (0.042)        (0.054)
                                                   ------         ------        ------        ------         ------         ------
Change in net asset value                              --             --            --            --             --             --
                                                   ------         ------        ------        ------         ------         ------
NET ASSET VALUE, END OF PERIOD                     $ 1.00         $ 1.00        $ 1.00        $ 1.00         $ 1.00         $ 1.00
                                                   ======         ======        ======        ======         ======         ======
Total return                                         0.71%(2)       0.66%         1.00%         1.38%          4.23%          5.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $123,415       $139,996      $156,098      $184,390       $184,349       $164,125

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                            0.85%(1)       0.65%         0.37%         0.79%          0.85%          0.80%
   Gross operating expenses                          0.90%(1)       0.92%         0.87%         0.86%          0.84%          0.80%
   Net investment income                             1.42%(1)       0.65%         1.00%         1.37%          4.12%          5.41%

(1) Annualized.
(2) Not annualized.

                       See Notes to Financial Statements                      57

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)


1. ORGANIZATION

   The Phoenix Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently six Funds are offered for sale (each a "Fund"). The Phoenix Balanced Fund ("Balanced Fund") is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital. The Phoenix Core Bond Fund ("Core Bond Fund") is diversified and has an investment objective to seek both current income and capital appreciation. The Phoenix-Engemann Capital Growth Fund ("Capital Growth Fund") is diversified and has an investment objective of long-term capital appreciation. The Phoenix-Engemann Mid-Cap Growth Fund ("Mid-Cap Growth Fund") is diversified and has an investment objective of capital appreciation. The Phoenix-Goodwin High Yield Fund ("High Yield Fund") is diversified and has a primary investment objective to seek high current income and a secondary objective of capital growth. The Phoenix-Goodwin Money Market Fund ("Money Market Fund") is diversified and has an investment objective of seeking as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

   The Funds offer the following classes of shares for sale:

Fund                           Class A     Class B     Class C
----                           -------     -------     -------
Balanced Fund                     X           X           X
Core Bond Fund                    X           X           X
Capital Growth Fund               X           X           -
Mid-Cap Growth Fund               X           X           X
High Yield Fund                   X           X           X
Money Market Fund                 X           -           -

   Class A shares of Core Bond Fund and High Yield Fund are sold with a front-end sales charge of 4.75%. Class A shares of Capital Growth Fund, Mid-Cap Growth Fund and Balanced Fund are sold with a front-end sales charge of 5.75%. Class A shares of Money Market Fund are sold with no front-end sales charge. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are declared and recorded by each Fund on the ex-dividend date. For the Money Market Fund, income distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FORWARD CURRENCY CONTRACTS:

   Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At April 30, 2005, the Balanced Fund had entered into forward currency contracts as follows:

                                                                   Net
                                                                Unrealized
   Contract          In Exchange    Settlement                 Appreciation
  to Receive             for           Date        Value      (Depreciation)
 --------------   ---------------   ----------   ----------   --------------
186,100,200 JPY    USD  1,800,000    6/13/05     $1,781,788     $(18,212)
 64,437,600 JPY    USD    604,659    7/11/05        618,572       13,913
                                                                --------
                                                                $ (4,299)
JPY   Japanese Yen          USD   United States Dollar

H. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

I. SECURITY LENDING:

   Certain Funds loan securities to qualified brokers through an agreement with State Street Bank and Trust (the Custodian). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

K. LOAN AGREEMENTS:

   Certain Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Each Fund's investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

L. SWAP AGREEMENTS:

   Certain Funds may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

   Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

   Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any is recorded as an unrealized gain or loss in the Statement of Operations.

   Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At April 30, 2005, the Trust held no swap agreements.

M. DEBT INDEX SECURITIES:

   Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the underlying securities). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

   Certain Funds reclassify periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts and net investment income ratios in prior year financial highlights accordingly.

N. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

O. INDEMNIFICATIONS:

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                         1st $1      $1-2         $2+
                                        Billion     Billion     Billion
                                        -------     -------     -------
Balanced Fund .....................      0.55%       0.50%       0.45%
Core Bond Fund ....................      0.45%       0.40%       0.35%
Capital Growth Fund ...............      0.70%       0.65%       0.60%
High Yield Fund ...................      0.65%       0.60%       0.55%
Money Market Fund .................      0.40%       0.35%       0.30%

                                        1st $50     $50-500      $500+
                                        Million     Million     Million
                                        -------     -------     -------
Mid-Cap Growth Fund ...............      0.90%       0.80%       0.70%

   The Adviser agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.85%. The Adviser will not seek to recapture any prior year's reimbursed or waived investment advisory fees.

   Engemann Asset Management ("EAM" "Engemann") is the subadviser to the Balanced Fund, Capital Growth Fund and Mid-Cap Growth Fund.

   For its services to the Balanced Fund EAM receives from the adviser a fee equal to 50% of gross management fee mulitpled by the percentage of equity assets held in the fund.

   For the Capital Growth the adviser pays EAM a fee equal to 0.10% of the average daily net assets of the Capital Growth Fund up to $3 billion and 0.30% of such value in excess of $3 billion.

   For Mid-Cap Growth EAM is paid a fee by the Adviser equal to 0.40% of the average daily net assets of the Fund up to $50 million, 0.30% of such value between $50 million and $262 million, 0.45% of such value between $262 and $500 million, and 0.35% of such value in excess of $500 million. EAM is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX.

   As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charge for the six-month period ("the period") ended April 30, 2005, as follows:

                                     Class A        Class B         Class C
                                   Net Selling      Deferred        Deferred
                                   Commissions   Sales Charges   Sales Charges
                                   -----------   -------------   -------------
Balanced Fund ...................    $27,748        $13,552         $   --
Core Bond Fund ..................      2,097          4,088             16
Capital Growth Fund .............     25,721         14,543             --
Mid-Cap Growth Fund .............      7,568         28,544            565
High Yield Fund .................      4,777          5,920          1,666

   In addition, each Fund except the Money Market Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class; the distribution fee for the Money Market Fund is 0% for Class A.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.06% to 0.03% of the average daily net assets of each Fund. Certain minimum fees may apply. For the period ended April 30, 2005, the Trust incurred PEPCO financial agent fees totaling $759,083.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended April 30, 2005, transfer agent fees were $2,572,627 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                           Transfer Agent
                                                            Fee Retained
                                                          ---------------
Balanced Fund ..........................................      $331,786
Core Bond Fund .........................................        38,695
Capital Growth Fund ....................................       429,256
Mid-Cap Growth Fund ....................................        91,366
High Yield Fund ........................................        74,239
Money Market Fund ......................................        86,596

   At April 30, 2005, PNX and its affiliates and the retirement plans of PNX and its affiliates, held shares of the Trust, as follows:

                                                                Aggregate
                                                                Net Asset
                                                   Shares         Value
                                                ----------    ------------
Balanced Fund, Class C ......................       13,957     $   201,818
Core Bond Fund, Class C .....................       14,974         126,081
Mid-Cap Growth Fund, Class C ................        5,133          66,934
Money Market Fund, Class A ..................   10,581,604      10,581,604

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, forward currency contracts, and swaps) for the period ended April 30, 2005, were as follows:

                                                Purchases         Sales
                                              ------------    ------------
Balanced Fund ............................... $229,606,950    $309,267,534
Core Bond Fund ..............................   29,859,763      12,631,524
Capital Growth Fund .........................  148,550,262     324,161,533
Mid-Cap Growth Fund .........................   43,816,479      75,695,450
High Yield Fund .............................   49,292,556      67,043,098
Money Market Fund ...........................      516,385              --

   Purchases and sales of long-term U.S. Government and agency securities for the period ended April 30, 2005, were as follows:

                                                Purchases         Sales
                                              ------------    ------------
Balanced Fund ...............................  $17,673,977     $11,251,879
Core Bond Fund ..............................    7,088,521      27,547,951

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadvisers to accurately predict risk.

6. ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At April 30, 2005, the Funds held the following restricted securities:

                                                       Market          % of
                      Acquisition     Acquisition     Value at     Net Assets at
                          Date            Cost        4/30/05        4/30/05
                      -----------     -----------     --------     -------------
HIGH YIELD FUND
   CB Cambridge Industries Liquidating Trust
      Interests 0%,    12/24/01       $  369,206      $ 1,033           0.0%
   Poland Telecom Finance Series B
      14%, 12/1/07     11/24/97        5,000,000       61,770           0.0
   Sullivan Holdings, Inc.
      Class C           12/4/93          357,881           --           0.0

BALANCED FUND
   ITW Cupids Financial Trust I 144A
      6.55%, 12/31/11   4/18/02       $4,991,563   $5,418,180           0.5%

   At the end of the period, the value of restricted securities amounted to $62,803 or 0.0% of net assets for the High Yield Fund and $5,418,180 or 0.5% of net assets for the Balanced Fund, respectively.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

   Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies and its subsidiaries with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

8. FEDERAL INCOME TAX INFORMATION

   The Funds have the following capital loss carryovers, which may be used to offset future capital gains:
                                              Expiration Year
                             --------------------------------------------------
                                2006         2007         2008         2009
                             ----------  -----------  -----------  ------------
Core Bond Fund ...........   $       --  $ 6,429,814  $ 8,192,129  $         --
Capital Growth Fund ......           --           --         --     336,108,258
Mid-Cap Growth Fund ......           --           --         --      90,576,581
High Yield Fund ..........    1,098,718   38,223,988   27,836,215    66,603,160

                                              Expiration Year
                             --------------------------------------------------
                                 2010         2011        2012        Total
                             -----------  -----------  ----------  ------------
Core Bond Fund               $ 2,929,428  $        --  $7,610,443  $ 25,161,814
Capital Growth Fund           97,731,301   15,273,804          --   449,113,363
Mid-Cap Growth Fund           27,489,400           --          --   118,065,981
High Yield Fund               70,134,673   21,887,506          --   225,784,260

   The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

9. MERGER

   On April 29, 2005, the Phoenix Balanced Fund ("Balanced") acquired all of the net assets of Phoenix Strategic Allocation Fund ("Strategic Allocation") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Allocation shareholders on April 26, 2005.

   The acquisition was accomplished by a tax-free exchange of 14,653,836 Class A shares of Balanced, 603,106 Class B shares of Balanced and 6,217,229 Class C shares of Balanced (valued at $212,480,812, $8,720,927, and $89,901,271 respectively) for 14,149,056 Class A shares of Strategic Allocation, 590,128 Class B shares of Strategic Allocation and 6,090,697 Class C shares of Strategic Allocation outstanding on April 29, 2005. Strategic Allocation net assets on that date of $311,103,010 including $24,476,197 of appreciation were combined with those of Balanced. The aggregate net assets of Balanced immediately after the merger were $1,182,316,100.

   The shareholders of each class of Strategic Allocation received for each share owned approximately 1.04, 1.02, and 1.02 shares, respectively, for each Class A, Class B, and Class C shares of Balanced.

10. PROXY VOTING PROCEDURES

   The Advisers and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

11. FORM N-Q INFORMATION

   Effective July 31, 2004, the Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

PHOENIX SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS
APRIL 30, 2005 (UNAUDITED)

   The Board of Trustees is responsible for overseeing the performance of the Funds' Adviser and Subadviser and for determining whether to approve and renew the Funds' investment advisory and subadvisory agreements. In approving each agreement, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to the Funds. A report from the Adviser and the Subadviser that addressed specific factors designed to inform the Board's consideration on these and other issues was supplied to Board members in advance of the annual contract review meeting and reviewed with them at that meeting.

INVESTMENT ADVISORY AGREEMENT

   With respect to the nature and quality of the services provided, the Board regularly reviews information comparing the performance of each Fund with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which the funds invest, the allocation of each Fund's brokerage commissions, including any allocations to affiliates, the Adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board regularly reviews data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Adviser's use of brokers or dealers in fund transactions that provide research and other services, including soft dollar arrangements, to the Adviser and the potential benefits derived by the Funds from such services and sales and redemptions in respect to the Funds. Additionally, the Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Adviser.

   With respect to the overall fairness of the advisory agreements, the Board primarily considered information relating to each Fund's fee structure, including a comparative analysis of each Fund's management fees and total expenses with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates. They also considered the voluntary waiver of management and other fees to prevent total fund expense from exceeding a specified cap.

   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Adviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. Additionally, the Board reviewed materials provided by the counsel to the independent trustees and the Funds' chief legal officer. The Board concluded, upon review of the questionnaire responses, that the Adviser possessed the fundamental resources necessary to meet its investment mandate. The Board also concluded, based upon a review of the financial statements provided by the Adviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Adviser had no systemic legal or compliance problems that would interfere with the Funds' management.

   The Board also reviewed materials describing the financial profitability of the Adviser. The materials included information about how costs are allocated across the mutual fund complex and matched to revenues. The Board noted that the Adviser had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, the Adviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.

   Following considerable deliberations, the Board found each Fund's management fees to be comparable to those charged by a group of similarly situated funds in the industry as selected by an independent third party. They further noted that the total expenses of each Fund, except the Core Bond Fund, were also within acceptable ranges. With respect to the Core Bond Fund, the Board noted that its total expenses were among the highest of Fund's peer group. The Board observed that other funds within the peer group had varying degrees of fee waivers applied. The Board recognized that for small funds, waivers may be in place to offset fixed costs until a fund is larger. These fixed costs are typically found in the non-management category. The Board considered the impact of waivers on peer fund expense ratios and the fact that this Fund was among the smallest in the group and determined that non-management expenses did not appear to be unreasonable. The Board noted that this Fund has classes that were quite small and that class expenses could be higher as a result. Also, with respect to the Money Market Fund, they noted that while total expenses were high, the Adviser's reimbursement arrangements brought them down to below the peer average, which the Board found to be satisfactory. The Board expressed considerable concern about the lagging performance of certain of the Funds. With respect to the Balanced Fund, the Board noted its disappointing performance for the one-year and year-to-date periods, but also noted that its longer-term record was on par or above its peer group. With respect to the Core Bond Fund, they noted that the Fund had significantly underperformed its peers and benchmark in all periods reviewed. Management responded that an Adviser change was proposed for this fund, assigning the assets to the Goodwin team of Phoenix Investment Counsel, Inc. (PIC). Management stated that Goodwin had demonstrated solid performance with similar fixed-income mutual funds, particularly the Phoenix-Goodwin Multi-Sector Fixed Income Fund and the Phoenix-Goodwin Multi-Sector Short Term Bond Fund. With respect to the Capital Growth Fund and Mid-Cap Growth Fund, Management responded that while overall performance for the two Funds was below expectations, several changes at Engemann had already been made in an attempt to improve performance. These

PHOENIX SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

included Engemann's hiring of a new portfolio manager and a number of additional research analysts, as well as the termination of a poorly performing portfolio manager for the Mid-Cap Growth Fund. Management further stated its confidence in Engemann's ability to turn these Funds around and committed to taking further remedial action if performance does not improve. The Board determined to monitor closely the performance of these Funds and advised Management that they would expect to see improvement in future periods. With respect to the High Yield Fund, the Board expressed serious concern over its significant under-performance. Management responded that a new management team had taken over the fund relatively recently and that Management expected to see improvement in this Fund's performance. The Board determined to monitor closely the performance of this Fund and advised Management that they would expect to see improvement in future periods. With respect to the Money Market Fund, the Board noted that performance was consistently above the peer average and expressed their interest in this continuing. The Board found no evidence of material or systemic compliance violations by the Adviser in its management of the Funds. The Board concluded that the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds to be fair and reasonable.

SUBADVISORY AGREEMENT

   At a special meeting of the Board of Trustees in September 2004, Management described to the Board its strategic plan to align the Oakhurst division of PIC to report instead through Engemann, which would allow for greater resources and investment oversight. This change directly affected the Balanced Fund. Although the portfolio management team would remain in place, its alignment with Engemann necessitated the approval of a subadvisory agreement with Engemann with respect to the equity portion only of the Balanced Fund. The new subadvisory agreement covering the Balanced Fund was further reviewed and considered along with those for the Capital Growth Fund and Mid-Cap Growth Fund, at the regular contract review meeting held in November 2004.

   With respect to the nature and quality of the services provided, the Board regularly reviews information comparing the performance of each Fund with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which the funds invest, the allocation of each Fund's brokerage commissions, including any allocations to affiliates, the adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Board regularly reviews data relating to the quality of brokerage execution received by the other funds overseen by the Trustees, including the Adviser's use of brokers or dealers in fund transactions that provide research and other services, including soft dollar arrangements, to the Sub-adviser and the potential benefits derived by the Funds from such services and sales and redemptions in respect to the Funds. Additionally, the Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of their Fund(s) and respond to the Board's questions concerning performance of the Sub-adviser.

   With respect to the overall fairness of the subadvisory agreement, the Board primarily considered information relating to the Fund's fee structure, including a comparative analysis of each Fund's management fee, total expenses with its respective peer group. The Board also considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders through a graduated advisory fee schedule or other means, including any fee waivers by the Adviser and/or its affiliates.

   At the annual contract review meeting held in November 2004, the Board reviewed an extensive questionnaire from the Subadviser concerning its investment philosophy, resources, and compliance structure, copies of which each of the Board members had been provided prior to the meeting. Additionally, the board reviewed materials provided by the counsel to the independent trustees and the Funds' chief legal officer. The Board concluded, upon review of the questionnaire responses, that the Subadviser possessed the fundamental resources necessary to meet its investment mandate. The Board also concluded, based upon a review of the financial statements provided by the Subadviser, that the firm was sufficiently capitalized to remain economically viable during the coming year. Additionally, the Board concluded that the Subadviser had no systemic legal or compliance problems that would interfere with the Funds' management.

   The Board also reviewed materials describing the financial profitability of the Subadviser. The materials included information about how costs are allocated across the mutual fund complex, and matched to revenues. The Board noted that the Subadviser had not profited at the level that the industry, or the Phoenix corporate board, would expect; however, the Subadviser assured the Board that it found the relationship commercially viable. The Board expressed their satisfaction with the information presented.

   Following considerable deliberations, the Board found the Fund's subadvisory fee to be reasonable. The Board expressed considerable concern about the lagging performance of the Capital Growth Fund and the Mid-Cap Growth Fund. Management responded that while overall performance for the two Funds was below expectations, several changes at Engemann had already been made in an attempt to improve performance. These included Engemann's hiring of a new portfolio manager and a number of additional research analysts, as well as the termination of a poorly performing portfolio manager for the Mid-Cap Growth Fund. Management further stated that it is confident in Engemann's ability to turn these funds around and committed to taking further remedial action if performance does not improve. The Board determined to monitor closely the performance of these Funds and advised Management that they would expect to

PHOENIX SERIES FUND
BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
SUBADVISORY AGREEMENTS
APRIL 30, 2005 (UNAUDITED) (CONTINUED)

see improvement in future periods. The Board found no evidence of material or systemic compliance violations by the Subadviser in its management of the Funds. The Board concluded that the costs of the services provided and the profits realized by the Subadviser from its relationship with the Funds to be fair and reasonable.

EACH ADVISORY AND SUBADVISORY AGREEMENT

   The Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, unanimously approved the investment advisory agreement and the subadvisory agreement. It concluded that the compensation under the agreements is fair and reasonable in light of the services, expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

   In connection with their deliberations, the independent trustees met separately in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                     INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
    NAME, ADDRESS AND             LENGTH OF       OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH              TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway              Served since         41             Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC     1993.                               2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                   (1972-present), Josiah Macy, Jr. Foundation (Honorary)
  New York, NY 10178                                                (2004-present), Pace University (Director/Trustee Emeritus)
  DOB: 8/2/29                                                       (2003-present), Greater New York Councils, Boy Scouts of
                                                                    America (1985-present), The Academy of Political Science
                                                                    (Vice Chairman) (1985-present), Urstadt Biddle Property
                                                                    Corp. (1989-present), Colgate University (Trustee Emeritus)
                                                                    (since 2004). Director/Trustee, The Harlem Youth Development
                                                                    Foundation, (Chairman) (1998-2002), Metropolitan
                                                                    Transportation Authority (Chairman) (1992-2001), Trism, Inc.
                                                                    (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                    (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                    Centennial Insurance Company (1974-2002), Union Pacific
                                                                    Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                                    Fund (Advisory Director) (1990-2000), Accuhealth
                                                                    (1994-2002), Pace University (1978-2003), New York Housing
                                                                    Partnership Development Corp. (Chairman) (1981-2003), Josiah
                                                                    Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne           Served since         41             Currently retired. Trustee/Director, Phoenix Funds Complex
  The Flat, Elmore Court        1993.                               (1988-present).
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill                Served since         39             Currently retired. Trustee, Phoenix Funds Complex
  7721 Blue Heron Way           2004.                               (1989-present). Trustee, Scudder Investments (33 portfolios)
  West Palm Beach, FL 33412                                         (1986-present). Director, Coutts & Co. Trust Holdings
  DOB: 3/28/30                                                      Limited (1991-2000), Coutts & Co. Group (1991-2000) and
                                                                    Coutts & Co. International (USA) (private banking)
                                                                    (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries           Served since         42             Director, The Empire District Electric Company (1984-2004).
  8477 Bay Colony Dr. #902      1995.                               Trustee/Director, Phoenix Funds Complex (1995-present).
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.              Served since         39             Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.     1980.                               since 2001. Director/Trustee, Evergreen Funds (six
  736 Market Street, Ste. 1430                                      portfolios). Trustee, Phoenix Funds Complex (1980-present).
  Chattanooga, TN 37402                                             Chairman (1998 to 2000) and Chief Executive Officer
  DOB: 2/14/39                                                      (1995-1998), Carson Products Company (cosmetics).
------------------------------------------------------------------------------------------------------------------------------------

                                                     INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
    NAME, ADDRESS AND             LENGTH OF       OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH              TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara         Served since         41             Managing Director, U.S. Trust Company of New York (private
  U.S. Trust Company of         2001.                               bank) (1982- present). Trustee/Director, Phoenix Funds
  New York                                                          Complex (2001-present).
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris             Served since         41             Currently retired. Trustee/Director, Phoenix Funds Complex
  164 Laird Road                1995.                               (1995-present). Director, W.H. Reaves and Company
  Colts Neck, NJ 07722                                              (2004-present). Vice President, W.H. Reaves and Company
  DOB: 5/26/28                                                      (investment management) (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates                Served since         39             Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
  c/o Northeast Partners        1993.                               Markets, Inc.) (financial services) (1997-present). Managing
  150 Federal Street,                                               Director Wydown Group (consulting firm) (1994-present).
  Suite 1000                                                        Director, Investors Financial Service Corporation
  Boston, MA 02110                                                  (1995-present), Investors Bank & Trust Corporation
  DOB: 5/31/46                                                      (1995-present), Stifel Financial (1996-present), Connecticut
                                                                    River Bancorp (1998-present), Connecticut River Bank
                                                                    (1999-present), Trust Company of New Hampshire
                                                                    (2002-present). Chairman, Emerson Investment Management,
                                                                    Inc. (2000-present). Vice Chairman, Massachusetts Housing
                                                                    Partnership (1994-1999). Director/Trustee, John Hancock
                                                                    Trust (2004-present), Blue Cross and Blue Shield of New
                                                                    Hampshire (1994-1999), AIB Govett Funds (1991-2000) and
                                                                    Command Systems, Inc. (1998-2000), Phoenix Investment
                                                                    Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002),
                                                                    1Mind.com, Plymouth Rubber Co. (1995-2003). Director and
                                                                    Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans              Served since         39             Currently retired. President, Romans & Company (private
  39 S. Sheridan Road           2004.                               investors and financial consultants) (1987-2003).
  Lake Forest, IL 60045                                             Trustee/Director, Phoenix Funds Complex (1985- present).
  DOB: 4/22/31                                                      Trustee, Burnham Investors Trust (5 portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson           Served since         39             Managing Director, Northway Management Company
  Northway Management Company   1993.                               (1998-present). Trustee/Director, Phoenix Funds Complex
  164 Mason Street                                                  (1988-present).
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L. J. Verdonck      Served since         39             Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds
  Nederpolder, 7                2004.                               Complex (2004-present). Director EASDAQ (Chairman), The
  B-9000 Gent, Belgium                                              Fleming Continental European Investment Trust, Groupe SNEF,
  DOB: 7/30/42                                                      Degussa Antwerpen N.V., Santens N.V. Managing Director,
                                                                    Almanij N.V. (1992-2003); Director, KBC Bank and Insurance
                                                                    Holding Company (Euronext) (1992-2003), KBC Bank
                                                                    (1992-2003), KBC Insurance (1992-2003), Kredietbank, S.A.
                                                                    Luxembourgeoise (1992-2003), Investco N.V. (1992-2003),
                                                                    Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003), Almafin
                                                                    N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber of
                                                                    Commerce for Belgium and Luxemburg, Phoenix Investment
                                                                    Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                                                     INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX
    NAME, ADDRESS AND             LENGTH OF       OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH              TIME SERVED        TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.        Served since         39             Director, Medallion Financial New York (2003-present),
  7 Little Point Street         1995.                               Compuware (1996- present), WWF, Inc. (2000-present).
  Essex, CT 06426                                                   President, The Trust for America's Health (non-profit)
  DOB: 5/16/31                                                      (2001-present). (Trustee/Director), Phoenix Funds Complex
                                                                    (1995-present). Director, UST, Inc. (1995-2004), HPSC Inc.
                                                                    (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                 LENGTH OF        NUMBER OF
                                TIME SERVED     PORTFOLIOS IN
                               AND POSITION     FUND COMPLEX
    NAME, ADDRESS AND            WITH THE        OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH               TRUST            TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche           Served since         39             Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC       2002.                               (1997-present). Trustee/Director, Phoenix Funds Complex
  30 Rockefeller Plaza,                                             (2002-present). Director, The Phoenix Companies, Inc.
  59th Floor                                                        (2001-2005) and Phoenix Life Insurance Company (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin          Served since         63             Director, PXRE Corporation (Delaware) (1985-present), World
  DOB: 10/23/46                 1989.                               Trust Fund (1991-present). Management Consultant
                                                                    (2002-2004), Chairman (1997-2002), Chief Executive Officer
                                Chairman                            (1995-2002), Director (1995-2002) and Vice Chairman
                                                                    (1995-1997), Phoenix Investment Partners, Ltd. Director and
                                                                    Executive Vice President, The Phoenix Companies, Inc.
                                                                    (2000-2002). Director (1994-2002) and Executive Vice
                                                                    President, Investments (1987-2002), Phoenix Life Insurance
                                                                    Company. Director (1983-2002) and Chairman (1995-2002),
                                                                    Phoenix Investment Counsel, Inc. Director (1982-2002) and
                                                                    President (1990-2000), Phoenix Equity Planning Corporation.
                                                                    Chairman and President, Phoenix/Zweig Advisers LLC
                                                                    (2001-2002). Director (2001-2002) and President (April
                                                                    2002-September 2002), Phoenix Investment Management Company.
                                                                    Director and Executive Vice President, Phoenix Life and
                                                                    Annuity Company (1996-2002). Director (1995-2000) and
                                                                    Executive Vice President (1994-2002) and Chief Investment
                                                                    Counsel (1994-2002), PHL Variable Insurance Company.
                                                                    Director, Phoenix National Trust Holding Company
                                                                    (2001-2002). Director (1985-2002) and Vice President
                                                                    (1986-2002) and Executive Vice President (2002-2002), PM
                                                                    Holdings, Inc. Director, W.S. Griffith Associates, Inc.
                                                                    (1995-2002). Director (1992-2002) and President (1993-1994),
                                                                    W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                           OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
    NAME, ADDRESS AND            TRUST AND LENGTH OF                              PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                  TIME SERVED                                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Daniel T. Geraci              President since 2004.        Executive Vice President, Asset Management, The Phoenix Companies,
  DOB: 6/12/57                                               Inc. (wealth management) (since 2003). President and Chief Executive
                                                             Officer, Phoenix Investment Partners, Ltd. (since 2003). President, certain funds within the Phoenix Fund Complex (2004-present).
                                                             President and Chief Executive Officer of North American investment operations, Pioneer Investment Management USA, Inc. (2001-2003).
                                                             President of Private Wealth Management Group (2000-2001), Executive
                                                             Vice President of Distribution and Marketing for U.S. institutional services business (1998-2000) and Executive Vice President of
                                                             Distribution and Marketing for Fidelity Canada (1996-1998), Fidelity
                                                             Investments.
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward             Executive Vice President     Senior Vice President and Chief Operating Officer, Asset Management,
  DOB: 8/17/64                  since 2004.                  The Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                             (2004-present). Vice President, Phoenix Life Insurance Company
                                                             (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                             Vice President, Finance, Phoenix Investment Partners, Ltd.
                                                             (2001-2002). Assistant Controller, Phoenix Investment Partners, Ltd.
                                                             (1996-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman            Senior Vice President        Vice President and Chief Administrative Officer, Phoenix Investment
  DOB: 7/27/62                  since 2004.                  Partners Ltd. (2003-present), Senior Vice President and Chief
                                                             Administrative Officer, Phoenix Equity Planning Corporation
                                                             (1999-present), Senior Vice President, certain funds within the
                                                             Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss              Chief Financial Officer      Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  DOB: 11/24/52                 and Treasurer since 1996.    Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                             Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief
                                                             Financial Officer and Treasurer or Assistant Treasurer, certain Funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
 Kevin J. Carr                  Secretary and                Vice President and Counsel, Phoenix Life Insurance Company (May
 One American Row               Chief Legal Officer          2005-present). Vice President, Counsel, Chief Legal Officer and
 Hartford, CT 06102             since 2005.                  Secretary of certain funds within the Phoenix Fund Complex (May
 DOB: 8/3/54                                                 2005-present). Compliance Officer of Investments and Counsel,
                                                             Travelers Life and Annuity Company (January 2005-May 2005). Assistant
                                                             General Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES                                                        INVESTMENT ADVISER
E. Virgil Conway                                                Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                             56 Prospect Street
S. Leland Dill                                                  Hartford, Connecticut 06115-0480
Francis E. Jeffries
Leroy Keith, Jr.                                                PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                                             Phoenix Equity Planning Corporation
Philip R. McLoughlin, Chairman                                  56 Prospect Street
Geraldine M. McNamara                                           Hartford, Connecticut 06115-0480
Everett L. Morris
James M. Oates                                                  TRANSFER AGENT
Donald B. Romans                                                Phoenix Equity Planning Corporation
Richard E. Segerson                                             56 Prospect Street
Ferdinand L. J. Verdonck                                        Hartford, Connecticut 06115-0480
Lowell P. Weicker, Jr.
                                                                CUSTODIAN
OFFICERS                                                        State Street Bank and Trust Company
Daniel T. Geraci, President                                     P.O. Box 5501
George R. Aylward, Executive Vice President                     Boston, Massachusetts 02206-5501
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Chief Financial Officer                       HOW TO CONTACT US
   and Treasurer                                                Mutual Fund Services                         1-800-243-1574
Kevin J. Carr, Secretary and Chief Legal Officer                Advisor Consulting Group                     1-800-243-4361
                                                                Telephone Orders                             1-800-367-5877
                                                                Text Telephone                               1-800-243-1926
------------------------------------------------                Web site                             PHOENIXINVESTMENTS.COM

  IMPORTANT NOTICE TO SHAREHOLDERS
  The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual
  Fund Services at 1-800-243-1574.

------------------------------------------------


                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                              -----------------
                                                                  PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                               Permit No. 1051
                                                              -----------------

--------------------------------------------------------------------------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

A MEMBER OF THE PHOENIX COMPANIES, INC.




For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-1574 or PHOENIXINVESTMENTS.COM.










NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP395                                                                  6-05



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Phoenix Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              July 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              July 6, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              June 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.